                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-1A
                                                            File No. 2-70164
                                                            File No. 811-3120


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /X/
    Pre-Effective Amendment No.                                           / /
                                ----
    Post-Effective Amendment No. 22                                       /X/
                                ----
                                         AND
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /X/
    Amendment No. 22
                 ----


                    DELAWARE GROUP TAX-FREE MONEY FUND, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

    1818 Market Street, Philadelphia, Pennsylvania           19103
--------------------------------------------------------------------------------
    (Address of Principal Executive Offices)               (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-2923
                                                                  --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Public Offering:                              June 30, 1997
                                                                  --------------

It is proposed that this filing will become effective:

           immediately upon filing pursuant to paragraph (b)
    -----
      X    on June 30, 1997 pursuant to paragraph (b)
    -----
           60 days after filing pursuant to paragraph (a)(1)
    -----
           on (date) pursuant to paragraph (a)(1)
    -----
           75 days after filing pursuant to paragraph (a)(2)
    -----
           on (date) pursuant to paragraph (a)(2) of Rule 485
    -----

          Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f)
       of the Investment Company Act of 1940.  Registrant's 24f-2 Notice
    for its most recent fiscal year will be filed on or about June 30, 1997.

                          ---   C O N T E N T S   ---



     This Post-Effective Amendment No. 22 to Registration File No. 2-70164 includes the following:


    1.   Facing Page

    2.   Contents Page

    3.   Cross-Reference Sheet

    4.   Part A - Prospectuses

    5.   Part B - Statement of Additional Information

    6.   Part C - Other Information

    7.   Signatures

                             CROSS-REFERENCE SHEET*

                                     PART A

Item No. Description                             Location in Prospectus
-------- -----------                             ----------------------

1        Cover Page. . . . . . . . . . . . . . . Cover

2        Synopsis. . . . . . . . . . . . . . . . Synopsis; Summary of
                                                 Expenses

3        Condensed Financial Information . . . . Financial Highlights

4        General Description of Registrant . . . Investment Objective and
                                                 Policies; Shares

5        Management of the Fund  . . . . . . . . Management of the Fund

6        Capital Stock and Other Securities. . . The Delaware Difference;
                                                 Dividends and Distributions;
                                                 Taxes; Shares

7        Purchase of Securities Being Offered. . Cover; Buying Shares;
                                                 Net Asset Value;
                                                 Management of the Fund

8        Redemption or Repurchase. . . . . . . . Buying Shares; Redemption and
                                                 Exchange

9        Legal Proceedings . . . . . . . . . . . None



* This filing relates to the Tax-Free Money Fund A Class and Tax-Free Money Fund Consultant Class of Delaware Group Tax-Free Money Fund, Inc., which have a common Prospectus, Statement of Additional Information and Part C covering both classes of shares.

                             CROSS-REFERENCE SHEET

                                     PART B
                                                 Location in Statement of
Item No. Description                             Additional Information
-------- -----------                             ------------------------

10       Cover Page. . . . . . . . . . . . . . . Cover

11       Table of Contents . . . . . . . . . . . Table of Contents

12       General Information and History . . . . General Information

13       Investment Objectives and Policy. . . . Investment Objective and
                                                 Policy

14       Management of the Registrant. . . . . . Officers and Directors

15       Control Persons and Principal Holders
         of Securities . . . . . . . . . . . . . Officers and Directors

16       Investment Advisory and Other
         Services. . . . . . . . . . . . . . . . Plan under Rule 12b-1 for the
                                                 Tax-Free Money Fund Consultant
                                                 Class of Shares (under
                                                 Purchasing Shares); Officers
                                                 and Directors; Investment
                                                 Management Agreement; General
                                                 Information; Financial
                                                 Statements

17       Brokerage Allocation. . . . . . . . . . Trading Practices

18       Capital Stock and Other Securities. . . Capitalization and
                                                 Noncumulative Voting (under
                                                 General Information)

19       Purchase, Redemption and Pricing
         of Securities Being Offered . . . . . . Purchasing Shares; Offering
                                                 Price; Redemption; Exchange
                                                 Privilege

20       Tax Status. . . . . . . . . . . . . . . Taxes

21       Underwriters  . . . . . . . . . . . . . Purchasing Shares

22       Calculation of Performance Data . . . . Performance Information

23       Financial Statements. . . . . . . . . . Financial Statements

                            CROSS-REFERENCE SHEET

                                    PART C

Item No. Description                             Location in Part C
-------- -----------                             ------------------

24       Financial Statements and Exhibits . . . Item 24

25       Persons Controlled by or under Common
         Control with Registrant . . . . . . . . Item 25

26       Number of Holders of Securities . . . . Item 26

27       Indemnification . . . . . . . . . . . . Item 27

28       Business and Other Connections of
         Investment Adviser. . . . . . . . . . . Item 28

29       Principal Underwriters. . . . . . . . . Item 29

30       Location of Accounts and Records. . . . Item 30

31       Management Services . . . . . . . . . . Item 31

32       Undertakings. . . . . . . . . . . . . . Item 32

                                                         [LOGO]

                                                       A Class

                                                       Consultant Class

DELAWARE GROUP
TAX-FREE MONEY FUND


            PROSPECTUS JUNE 30, 1997
                                     NO SALES CHARGE


                                    [PHOTO]

Table of
Contents

COVER PAGE........................1

SYNOPSIS..........................2

SUMMARY OF EXPENSES...............3

FINANCIAL HIGHLIGHTS..............4

INVESTMENT OBJECTIVE AND
   POLICIES.......................6

  SUITABILITY.....................6

  INVESTMENT STRATEGY.............6

THE DELAWARE DIFFERENCE...........9

  PLANS AND SERVICES..............9

BUYING SHARES....................11

REDEMPTION AND EXCHANGE..........14

DIVIDENDS AND DISTRIBUTIONS......17

TAXES............................18

NET ASSET VALUE PER SHARE........19

MANAGEMENT OF THE FUND...........20

   Tax-Free Money Fund
   A Class/Consultant Class

   June 30, 1997


1818 MARKET STREET, PHILADELPHIA, PA 19103

FOR PROSPECTUS AND PERFORMANCE:
NATIONWIDE 800-523-4640

INFORMATION ON EXISTING ACCOUNTS:
NATIONWIDE 800-523-1918


REPRESENTATIVES OF FINANCIAL INSTITUTIONS:
NATIONWIDE 800-659-2265


    This PROSPECTUS describes the Tax-Free Money Fund A Class ("Class A Shares") and the Tax-Free Money Fund Consultant Class ("Consultant Class Shares") (individually, a "Class" and collectively, the "Classes") of Delaware Group Tax-Free Money Fund, Inc. (the "Fund"). The Fund is a professionally-managed mutual fund of the series type, currently offering two classes of shares of a single series. The Fund seeks a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity. The Fund intends to achieve its objective by investing its assets in a diversified portfolio of municipal money market instruments, the interest from which is, in the opinion of bond counsel for the issuer, exempt from federal income tax.

    The Fund is a money market fund. There are no front-end or contingent deferred sales charges for either Class. Class A Shares are not subject to 12b-1 distribution expenses. Consultant Class Shares are offered for sale through broker/dealers, financial institutions and other entities that have a dealer agreement with the Fund's Distributor or a service agreement with the Fund's Distributor or a service agreement with the Fund. Though Consultant Class Shares are subject to a 12b-1 distribution plan, at the present time 12b-1 distribution fees are not being charged to the Fund nor paid to financial professionals. THE SHARES OF THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. WHILE THE FUND WILL MAKE EVERY EFFORT TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE, THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.


    This PROSPECTUS relates only to the Classes and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("PART B" of the Fund's registration statement), dated June 30, 1997, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. PART B is incorporated by reference into this PROSPECTUS and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Fund's financial statements appear in its ANNUAL REPORT, which will accompany any response to requests for PART B.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

                                                                             ---

   Synopsis
----

INVESTMENT OBJECTIVE


    The investment objective of the Fund is to seek a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity. The Fund intends to achieve its objective by investing its assets in a diversified portfolio of municipal money market instruments, the interest from which is, in the opinion of bond counsel for the issuer, exempt from federal income tax. Although exempt from regular federal income tax, interest paid on certain types of municipal obligations is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax. Up to 20% of the Fund's net assets may be invested in bonds, the income from which is subject to the federal alternative minimum tax.


    For further details, see INVESTMENT OBJECTIVE AND POLICIES.

INVESTMENT MANAGER, DISTRIBUTOR AND SERVICE AGENT


    Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of the Fund's Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group.



    See SUMMARY OF EXPENSES and MANAGEMENT OF THE FUND for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.


PURCHASE PRICE

    The Class A Shares offered by this PROSPECTUS are available at net asset value, without a sales charge, and are not subject to distribution fees under a Rule 12b-1 distribution plan.

    The Consultant Class Shares offered by this PROSPECTUS are available at net asset value, without a sales charge, but are subject to distribution fees under a Rule 12b-1 distribution plan, although no fees are being charged under the Plan at this time.


    See BUYING SHARES and DISTRIBUTION (12b-1) AND SERVICE under MANAGEMENT OF THE FUND.


MINIMUM INVESTMENT

    The minimum initial investment for each Class generally is $1,000. Subsequent investments generally must be at least $100.

    See BUYING SHARES.

REDEMPTION AND EXCHANGE

    Shares of the Fund are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request.

    See REDEMPTION AND EXCHANGE.

OPEN-END INVESTMENT COMPANY

    The Fund, which was organized as a Maryland corporation in April 1980, is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act") and Rule 2a-7 under the 1940 Act.

    See SHARES under MANAGEMENT OF THE FUND.

---

   Summary of
   Expenses
----

                                                       Consultant
                                          Class A       Class
    Shareholder Transaction Expenses       Shares       Shares
----------------------------------------  --------     --------
Maximum Sales Charge Imposed on
  Purchases
  (as a percentage of offering price)...     None         None
Maximum Sales Charge Imposed on
  Reinvested Dividends
  (as a percentage of offering price)...     None         None
Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or
  redemption proceeds, as applicable)...     None         None
Redemption Fees.........................     None *       None *
Exchange Fees...........................     None **      None **


       Annual Operating Expenses                       Consultant
 (as a percentage of average daily net    Class A       Class
                assets)                    Shares       Shares
----------------------------------------  --------     --------
Management Fees.........................    0.47%        0.47%
12b-1 Fees..............................     None         None ***
Other Operating Expenses................    0.35%        0.35%
                                          --------     --------
    Total Operating Expenses............    0.82%        0.82%
                                          --------     --------
                                          --------     --------


    * CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.
   ** Exchanges are subject to the requirements of each fund and a front-end sales charge may apply. See REDEMPTION AND EXCHANGE.
  *** Consultant Class Shares are subject to a Rule 12b-1 distribution plan; however, the Board of Directors of the Fund suspended 12b-1 plan payments from the Class effective June 1, 1990. See DISTRIBUTION (12b-1) AND SERVICE under MANAGEMENT OF THE FUND.


    Investors utilizing the Delaware Group Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per Strategy. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. See DELAWARE GROUP ASSET PLANNER under BUYING SHARES.


    The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Fund charges no redemption fees.


                   1 year    3 years   5 years   10 years
                   ------    -------   -------   --------
Class A Shares     $   8     $   26    $   45    $   101
Consultant Class
  Shares           $   8     $   26    $   45    $   101


THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


    The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.

                                                                             ---

   Financial
   Highlights
----

The following financial highlights are derived from the financial statements of Delaware Group Tax-Free Money Fund, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into PART B. Further information about the Fund's performance is contained in its ANNUAL REPORT to shareholders. A copy of the Fund's ANNUAL REPORT (including the report of Ernst & Young LLP) may be obtained from the Fund upon request and at no charge.

                                                                            Class A Shares
                                                 --------------------------------------------------------------------
                                                                              Year Ended
                                                 4/30/97   4/30/96   4/30/95   4/30/94   4/30/93   4/30/92   4/25/91
Net Asset Value, Beginning of Year.............   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000(1)
Income From Investment Operations
-----------------------------------------------
Net Investment Income..........................    0.0275    0.0293    0.0255    0.0158    0.0201    0.0347    0.0476
                                                 --------  --------  --------  --------  --------  --------  --------
  Total From Investment Operations.............    0.0275    0.0293    0.0255    0.0158    0.0201    0.0347    0.0476
                                                 --------  --------  --------  --------  --------  --------  --------
Less Distributions
-----------------------------------------------
Dividends (from net investment income).........   (0.0275)  (0.0293)  (0.0255)  (0.0158)  (0.0201)  (0.0347)  (0.0476)
                                                 --------  --------  --------  --------  --------  --------  --------
  Total Distributions..........................   (0.0275)  (0.0293)  (0.0255)  (0.0158)  (0.0201)  (0.0347)  (0.0476)
                                                 --------  --------  --------  --------  --------  --------  --------
Net Asset Value, End of Year...................   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                                                 --------  --------  --------  --------  --------  --------  --------
                                                 --------  --------  --------  --------  --------  --------  --------
---------------------------------------------------------------------------------------------------------------------
Total Return...................................     2.79%     2.97%     2.59%     1.59%     2.03%     3.52%     4.87%
-----------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------
Net Assets, End of Year (000's omitted)........   $32,659   $35,479   $54,444   $44,707   $43,886   $53,210   $56,766
Ratio of Expenses to Average Daily Net
  Assets.......................................     0.82%     0.90%     0.96%     0.99%     0.94%     0.84%     0.83%
Ratio of Net Investment Income to Average Daily
  Net Assets...................................     2.75%     2.95%     2.57%     1.58%     2.03%     3.43%     4.77%


                                                     4/26/90       4/27/89       4/28/88
Net Asset Value, Beginning of Year.............       $1.0000(1)    $1.0000(1)    $1.0000(1)
Income From Investment Operations
-----------------------------------------------
Net Investment Income..........................        0.0530        0.0503        0.0407
                                                     --------      --------      --------
  Total From Investment Operations.............        0.0530        0.0503        0.0407
                                                     --------      --------      --------
Less Distributions
-----------------------------------------------
Dividends (from net investment income).........       (0.0530)      (0.0503)      (0.0407)
                                                     --------      --------      --------
  Total Distributions..........................       (0.0530)      (0.0503)      (0.0407)
                                                     --------      --------      --------
Net Asset Value, End of Year...................       $1.0000       $1.0000       $1.0000
                                                     --------      --------      --------
                                                     --------      --------      --------
--------------------------------------------------------------------------------------------------
Total Return...................................         5.43%         5.14%         4.15%
-----------------------------------------
-----------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------
Net Assets, End of Year (000's omitted)........       $61,860       $60,827       $79,662
Ratio of Expenses to Average Daily Net
  Assets.......................................         0.83%         0.79%         0.72%
Ratio of Net Investment Income to Average Daily
  Net Assets...................................         5.30%         5.04%         4.05%


--------------------

(1)All share and per share figures have been restated to reflect a ten-to-one stock split on January 1, 1991.

---

                                                                          Consultant Class Shares
                                                 --------------------------------------------------------------------------
                                                                                 Year Ended
                                                 4/30/97    4/30/96     4/30/95    4/30/94     4/30/93   4/30/92   4/25/91
Net Asset Value, Beginning of Period...........  $1.0000     $1.0000    $1.0000     $1.0000    $1.0000   $1.0000   $1.0000(2)
Income From Investment Operations
-----------------------------------------------
Net Investment Income..........................   0.0275      0.0293     0.0255      0.0158     0.0201    0.0347    0.0473
                                                 --------  ----------   --------  ----------   --------  --------  --------
  Total From Investment Operations.............   0.0275      0.0293     0.0255      0.0158     0.0201    0.0347    0.0473
                                                 --------  ----------   --------  ----------   --------  --------  --------
Less Distributions
-----------------------------------------------
Dividends (from net investment income).........  (0.0275 )   (0.0293)   (0.0255 )   (0.0158)   (0.0201 ) (0.0347 ) (0.0473)
                                                 --------  ----------   --------  ----------   --------  --------  --------
  Total Distributions..........................  (0.0275 )   (0.0293)   (0.0255 )   (0.0158)   (0.0201 ) (0.0347 ) (0.0473)
                                                 --------  ----------   --------  ----------   --------  --------  --------
Net Asset Value, End of Period.................  $1.0000     $1.0000    $1.0000     $1.0000    $1.0000   $1.0000   $1.0000
                                                 --------  ----------   --------  ----------   --------  --------  --------
                                                 --------  ----------   --------  ----------   --------  --------  --------
---------------------------------------------------------------------------------------------------------------------------
Total Return...................................    2.79%       2.97%      2.59%       1.59%      2.03%     3.52%     4.84%
-----------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------
Net Assets, End of Period (000's omitted)......   $1,529      $1,452     $1,614      $1,407     $1,846    $1,920    $3,517
Ratio of Expenses to Average Daily Net
  Assets.......................................    0.82%       0.90%      0.96%       0.99%      0.94%     0.84%     0.86%
Ratio of Net Investment Income to Average Daily
  Net Assets...................................    2.75%       2.95%      2.57%       1.58%      2.03%     3.43%     4.74%


                                                                                   Period
                                                                                 3/15/88(1)
                                                                                  through
                                                     4/26/90       4/27/89        4/28/88
Net Asset Value, Beginning of Period...........      $1.0000 (2)   $1.0000 (2)     $1.0000(2)
Income From Investment Operations
-----------------------------------------------
Net Investment Income..........................       0.0505        0.0478          0.0044
                                                     --------      --------      ----------
  Total From Investment Operations.............       0.0505        0.0478          0.0044
                                                     --------      --------      ----------
Less Distributions
-----------------------------------------------
Dividends (from net investment income).........      (0.0505 )     (0.0478 )       (0.0044)
                                                     --------      --------      ----------
  Total Distributions..........................      (0.0505 )     (0.0478 )       (0.0044)
                                                     --------      --------      ----------
Net Asset Value, End of Period.................      $1.0000       $1.0000         $1.0000
                                                     --------      --------      ----------
                                                     --------      --------      ----------
------------------------------------------------------------------------------------------------------------
Total Return...................................        5.17%         4.88%             (1)
-----------------------------------------
-----------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------
Net Assets, End of Period (000's omitted)......       $3,556        $3,100             $39
Ratio of Expenses to Average Daily Net
  Assets.......................................        1.08%         1.04%             (1)
Ratio of Net Investment Income to Average Daily
  Net Assets...................................        5.05%         4.79%             (1)


--------------------

(1)March 15, 1988 was the date of the initial public sale of the Consultant Class Shares; the total return and the ratios of expenses and net investment income to average daily net assets have been omitted as management believes that such ratios for this relatively short period are not meaningful.

(2)All share and per share figures have been restated to reflect a ten-to-one stock split on January 1, 1991.

                                                                             ---

   Investment Objective
   and Policies
----

    The Fund is a money market fund with the objective of seeking a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity. The Fund seeks to do this by investing in a diversified portfolio of municipal money market instruments, the interest from which is, in the opinion of bond counsel for the issuer, exempt from federal income tax. The portfolio of the Fund will be managed to maintain a constant $1 per share value. While the Fund will make every effort to maintain a fixed net asset value of $1 per share, there can be no assurance that this objective will be achieved.

SUITABILITY

    The Fund is suited for investors seeking current income exempt from federal income tax. Investors should be willing to accept the risk of investments in municipal securities. Ownership of Fund shares also reduces the bookkeeping and administrative inconveniences of directly purchasing money market securities.

    Consultant Class Shares of the Fund are available through brokers, financial planners, financial institutions and other entities to investors who desire the investment and administrative services provided by such financial professionals.

INVESTMENT STRATEGY

    The Fund seeks to attain its objective by investing at least 80% of its assets under normal circumstances in short-term municipal money market instruments. The Fund may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Although exempt from regular federal income tax, interest paid on certain municipal obligations (commonly referred to as "private activity" or "private purpose" bonds) is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax. While there is no assurance its objective can be achieved, the Fund must follow certain policies that can only be changed by shareholder approval.

QUALITY RESTRICTIONS

    The Fund limits its investments to those which the Board of Directors has determined present minimal credit risk and which are of high quality and otherwise will meet the maturity, quality and diversification conditions with which tax-exempt money market funds must comply.

    The Fund's investments may include municipal bonds and notes, tax-free commercial paper and short-term tax-free notes. They may also include construction loan notes, project notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes and pre-refunded obligations issued by states, territories and possessions of the United States, the District of Columbia, political subdivisions of the above and duly constituted authorities and corporations, the interest from which is wholly exempt from federal income tax.


    If a security or, as relevant, its issuer is considered to be rated at the time of a proposed purchase it, or, as relevant, its issuer must be so rated in one of the two highest short-term rating categories (e.g. for tax-free commercial paper and short-term tax-free notes, A-2 or better by Standard & Poor's Ratings Group ("S&P") or P-2 or better by Moody's Investors Service, Inc. ("Moody's"); and for state or municipal notes, MIG-2 or better by Moody's or F-2 or better by Fitch Investors Service, Inc. ("Fitch")) by at least two nationally-recognized statistical rating organizations (or if rated by only one such organization, so rated by such organization). If the security or, as relevant, its issuer has not been rated (including a security with no short-term rating and (a) no long-term rating or (b) a long-term rating in one of the three highest rating categories), the Manager must determine that the security is comparable to securities that are rated in one of the two highest rating categories in accordance with the conditions with which tax-exempt money market funds must comply. The Fund may also invest in U.S. government securities (as defined in the 1940 Act).


    Consistent with the above, the Fund may invest in short-term municipal obligations. "Municipal obligations" include "general obligation" and "revenue" issues. General obligation issues are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities.

    The Fund may also invest in variable or floating rate demand obligation instruments and other municipal securities with a maturity in excess of 13 months, but which have a demand feature whereby the Fund may tender the instrument or security back to the issuer or to another entity as described below, consistent with the conditions with which tax-exempt money market funds must comply. Such obligations may be backed by a Letter of Credit or other guarantee. The Fund will consider the rating of the guarantor and the nature of the guarantee in evaluating the quality of the obligation.

---

    Generally, a demand feature entitles the Fund to require the provider of the demand feature to purchase the securities from the Fund at their principal amount (usually with accrued interest) within a fixed period (generally seven days, but the period may be longer) following a demand by the Fund. Certain securities with a demand feature permit the Fund to tender the security only at the time of an interest rate adjustment or at other fixed intervals. The demand feature may be provided by the issuer of the underlying security, a bank, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. Certain demand features are conditional which means that they may not be exercised or may terminate under certain limited circumstances. The bankruptcy or receivership of, or default by, the provider of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise will adversely affect the liquidity of the underlying security.

    As described above, the Fund invests in securities backed by banks and other financial institutions. As a result, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. However, the Fund is managed in accordance with the diversification, quality and other restrictions applicable under the 1940 Act to tax-exempt money market funds. Such restrictions are designed to minimize the effect that any one security in the Fund's portfolio may have on the Fund's performance and share price.

    The Fund may not, at the time of purchase, invest more than 25% of its assets in securities of governmental subdivisions located in any one state, territory or U.S. possession. It may invest up to 25% of its assets in short-term, tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality.


    APPENDIX A of PART B describes Moody's, S&P's and Fitch's ratings.


MATURITY RESTRICTIONS

    The Fund maintains an average maturity of not more than 90 days. Also, it does not purchase any instruments with an effective remaining maturity of more than 13 months.

INVESTMENT TECHNIQUES

    The Fund intends to hold its investments until maturity, but may sell them prior to maturity for a number of reasons. These reasons include: to shorten or lengthen the average maturity, to increase the yield, to maintain the quality of the portfolio or to maintain a stable share value.

    Up to 20% of the Fund's portfolio may be invested in issues which are not exempt from federal income tax such as commercial paper, corporate notes, certificates of deposit, obligations of the U.S. government, its agencies or instrumentalities, when-issued securities and repurchase agreements of the above issuers. Any such investments will meet the conditions with which tax-exempt money market funds must comply when purchasing such instruments.

    The Fund may invest in "when-issued securities." When-issued securities involve commitments to buy a new issue with settlement up to 45 days later. During the time between the commitment and settlement the Fund does not accrue interest, but the market value of the securities may fluctuate. This can result in the Fund's share value increasing or decreasing. If the Fund invests in securities of this type, it will maintain a segregated account to pay for them and mark it to market daily.

    The Tax Reform Act of 1986 (the "Act") limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues the proceeds of which are used to finance certain nongovernment activities, and could include some types of industrial revenue bonds such as privately-owned sports and convention facilities. The Act also makes the tax-exempt status of certain bonds depend on the issuer's compliance with specific requirements after the bonds are issued. The Fund intends to seek to achieve a high level of tax-exempt income. However, if the Fund invests in newly-issued private purpose bonds, a portion of its distributions would be subject to the federal alternative minimum tax. The Fund may invest up to 20% of its assets in bonds the income from which is subject to the federal alternative minimum tax.

    The Fund may also use repurchase agreements which are at least 100% collateralized by securities in which the Fund can invest directly. Repurchase agreements help the Fund to invest cash on a temporary basis. Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays and losses in liquidating the securities. To minimize this possibility, the Fund considers the creditworthiness of banks and dealers when entering into repurchase agreements. Earnings on repurchase agreements are not tax-exempt.

    The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions, but it does not presently intend to do so.

ASSET-BACKED SECURITIES


    The Fund may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, and receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P, Aaa by Moody's or AAA by Fitch). For a discussion concerning the risks of investing in such asset-backed securities, see PART B.

                                                                             ---

RULE 144A SECURITIES

    The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities.

    While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

    If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

    PART B provides more information on the Fund's investment policies and restrictions.

---

   The Delaware
   Difference
----

PLANS AND SERVICES

    The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

INVESTOR INFORMATION CENTER

  800-523-4640
     FUND INFORMATION, LITERATURE, PRICE, YIELD AND PERFORMANCE FIGURES

SHAREHOLDER SERVICE CENTER

  800-523-1918
     INFORMATION ON EXISTING INVESTMENT ACCOUNTS, WIRE INVESTMENTS, WIRE LIQUIDATIONS, TELEPHONE LIQUIDATIONS AND TELEPHONE EXCHANGES

DELAPHONE

  800-362-FUND  (800-362-3863)

PERFORMANCE INFORMATION

    You can call the Investor Information Center at any time for current yield information. Yield information is updated each weekday and is based on the annualized yield over the past seven-day or longer period.

SHAREHOLDER SERVICES

    During business hours, you can call the Delaware Group's Shareholder Service Center. The representatives can answer any of your questions about your account, the Fund, the various service features and other funds in the Delaware Group.

DELAPHONE SERVICE

    Delaphone is an account inquiry service for investors with Touch-Tone-Registered Trademark- phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.

ACCOUNT STATEMENTS

    You will receive quarterly statements of your account summarizing all transactions during the period. Accounts in which there has been activity, other than a reinvestment of dividends, will receive a monthly statement confirming each transaction. You should examine statements immediately and promptly report any discrepancy by calling the Shareholder Service Center.


DUPLICATE CONFIRMATIONS


    If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate statement to him or her. This makes it easier for your adviser to help you manage your investments.

TAX INFORMATION


    Each year, the Fund will mail to you information on the tax status of your dividends and distributions.


DIVIDEND PAYMENTS


    Dividends and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations. For more information, see ADDITIONAL METHODS OF ADDING TO YOUR INVESTMENT--DIVIDEND REINVESTMENT PLAN under BUYING SHARES or call the Shareholder Service Center.

                                                                             ---

MONEYLINE DIRECT DEPOSIT SERVICE



    If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See DIVIDENDS AND DISTRIBUTIONS. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. Your funds will normally be credited to your bank account two business days after the payment date. See SYSTEMATIC WITHDRAWAL PLAN under REDEMPTION AND EXCHANGE. You can initiate the MoneyLine Direct Deposit Service by completing an Authorization Agreement. If the name and address on your predesignated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. There are no fees for the MoneyLine Direct Deposit Service. Please call the Shareholder Service Center for additional information about this service.


EXCHANGE PRIVILEGE


    The Exchange Privilege permits you to exchange all or part of your shares into shares of the other funds in the Delaware Group, subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus, including any applicable front-end sales charge. For additional information on exchanges, see INVESTING BY EXCHANGE under BUYING SHARES and REDEMPTION AND EXCHANGE.


WEALTH BUILDER OPTION


    You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See ADDITIONAL METHODS OF ADDING TO YOUR INVESTMENT--WEALTH BUILDER and INVESTING BY EXCHANGE under BUYING SHARES and REDEMPTION AND EXCHANGE.


DELAWARE GROUP ASSET PLANNER


    Delaware Group Asset Planner is an asset allocation service that gives you, when working with a professional financial adviser, the ability to more easily design and maintain investments in a diversified selection of Delaware Group mutual funds. The Asset Planner service offers a choice of four predesigned allocation strategies (each with a different risk/reward profile) made up of separate investments in predetermined percentages of Delaware Group funds. With the guidance of a financial adviser, you may also tailor an allocation strategy that meets your personal needs and goals. See DELAWARE GROUP ASSET PLANNER under BUYING SHARES.


FINANCIAL INFORMATION ABOUT THE FUND

    Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. The Fund's fiscal year ends on April 30.

THE DELAWARE DIGEST

    You will receive Delaware Group's newsletters covering topics of interest about your investment alternatives and services.

---

   Buying Shares
----

    Shares of the Fund may be purchased through brokers, financial institutions and other entities that have a dealer agreement with the Fund's Distributor or a service agreement with the Fund's Distributor or a service agreement with the Fund. Investors who do not wish to receive the additional services that are typically offered by such financial professionals may also purchase Class A Shares directly by contacting the Fund or the Distributor.

PURCHASE AMOUNTS

    Generally, the minimum initial investment for each Class is $1,000. Subsequent investments must generally be at least $100. For purchases under a Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investment Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. All purchases for each Class are at net asset value. There is no sales charge.

    THE FUND MAKES IT EASY TO INVEST BY MAIL, BY WIRE, BY EXCHANGE AND BY ARRANGEMENT WITH YOUR INVESTMENT DEALER.

INVESTING THROUGH YOUR INVESTMENT DEALER


    You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, the Delaware Group can refer you to one.


INVESTING BY MAIL

1. INITIAL PURCHASES--An Investment Application must be completed, signed and sent with a check payable, to Tax-Free Money Fund A Class or Tax-Free Money Fund Consultant Class, to P.O. Box 7977, Philadelphia, PA 19101.


2. SUBSEQUENT PURCHASES--Additional purchases may be made at any time by mailing a check payable to Tax-Free Money Fund A Class or Tax-Free Money Fund Consultant Class. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of account statements that you will receive from the Fund. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.


INVESTING BY WIRE


    You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Class in which you are investing).



1. INITIAL PURCHASES--Before you invest, telephone the Fund's Shareholder Service Center to get an account number. If you do not call first, processing your investment may be delayed. In addition, you must promptly send your Investment Application to Tax-Free Money Fund A Class or Tax-Free Money Fund Consultant Class, New Accounts, P.O. Box 7977, Philadelphia, PA 19101.


2. SUBSEQUENT PURCHASES--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

INVESTING BY EXCHANGE


    If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of the Fund. Shares of the Class B Shares or Class C Shares of other funds in the Delaware Group may not be exchanged into either Class of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See REDEMPTION AND EXCHANGE for more complete information concerning your exchange privilege.


ADDITIONAL METHODS OF ADDING TO YOUR INVESTMENT

    Call the Shareholder Service Center for more information if you wish to use the following services:

1. AUTOMATIC INVESTING PLAN

    THE AUTOMATIC INVESTING PLAN ENABLES YOU TO MAKE REGULAR MONTHLY INVESTMENTS WITHOUT WRITING OR MAILING CHECKS. You may authorize the Fund to transfer a designated amount monthly from your checking account to your Fund account. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

2. DIRECT DEPOSIT

    YOU MAY HAVE YOUR EMPLOYER OR BANK MAKE REGULAR INVESTMENTS DIRECTLY TO YOUR ACCOUNT FOR YOU (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                    *  *  *

                                                                             ---

    Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, the Fund has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.


                                    *  *  *


3. WEALTH BUILDER OPTION

    You can use our Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.


    Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other account in a Delaware Group mutual fund that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See REDEMPTION AND EXCHANGE.


4. DIVIDEND REINVESTMENT PLAN

    You can elect to have your distributions (dividend income or other distributions) paid to you by check or reinvested in your account without a sales charge or you may be permitted to reinvest your distributions in certain other funds in the Delaware Group without a sales charge, subject to eligibility and minimum purchase requirements set forth in each fund's prospectus. Dividends on shares of either Class may not be invested in the Class B Shares or Class C Shares that are offered by certain other funds in the Delaware Group. For more information about reinvestment in shares of other funds in the Delaware Group, call the Shareholder Service Center.

DELAWARE GROUP ASSET PLANNER


    To invest in Delaware Group funds using the Delaware Group Asset Planner asset allocation service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. As previously described, the Delaware Group Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a difference risk/reward profile) in predetermined percentages in Delaware Group funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.


    The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under INVESTING BY EXCHANGE in the funds' prospectuses. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Each Class is available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, either Class A Shares or Consultant Class Shares of the Fund may be used in the same strategy with Class A shares or consultant class shares of other Delaware Group funds.


    An annual maintenance fee, currently $35 per Strategy, is typically due at the time of initial investment and by September 30th of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30th. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. See PART B.


    Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

    Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

PURCHASE PRICE AND EFFECTIVE DATE

    The offering price (net asset value) of each Class is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

    Investments by Federal Funds wire will be effective upon receipt. If the wire is received after the time the offering price of shares is determined, as noted above, it will be effective the next business day. If the investment is made by check, the check must be converted to Federal Funds before your purchase can be effective (normally one business day after receipt).

    Your purchase begins earning dividends the next business day after becoming effective. See DIVIDENDS AND DISTRIBUTIONS for additional information.

---

THE CONDITIONS OF YOUR PURCHASE

    The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.


    The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of a redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice.



    The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption if he or she redeems any portion of his or her account.

                                                                             ---

   Redemption
   And Exchange
----


    YOU CAN REDEEM OR EXCHANGE YOUR SHARES IN A NUMBER OF DIFFERENT WAYS. The exchange service is useful if your investment requirements change and you want an easy way to invest in equity funds, tax-advantaged funds, bond funds or money market funds. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events.



    All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. Any applicable front-end sales charge will apply to exchanges from this Fund or any other money market fund to other non-money market funds, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or transfers involving the reinvestment of dividends. Shares of the Fund may not be exchanged for the Class B Shares or the Class C Shares that are offered by certain other funds in the Delaware Group. Shares acquired in an exchange must be registered in the state where they are so purchased. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.


    All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.


    Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order. For example, redemption or exchange requests received in good order after the time the offering price of shares is determined, as noted above, will be processed on the next business day. See PURCHASE PRICE AND EFFECTIVE DATE under BUYING SHARES.



    Except as otherwise noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund does not issue certificates for shares unless you submit a specific request. Any certificates that have been issued for shares you wish to redeem or exchange must accompany your request. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders. Redemption proceeds will be distributed promptly, as described below, but not later than seven days, after the receipt of a redemption request.


    The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. You may call the Shareholder Service Center to determine if your funds are available for redemption. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

    Various redemption and exchange methods are outlined below. There is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

    All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

---

    Except in certain limited instances, the Class A Shares of the Delaware Group funds that carry a front-end sales charge will be subject to a contingent deferred sales charge ("Limited CDSC") upon redemption if the shares were purchased at net asset value without payment of a front-end sales charge and a dealer's commission was paid to a financial adviser. Such shares may be exchanged for shares of either Class of the Fund without the imposition of the Limited CDSC at the time of the exchange. However, upon subsequent redemption from the Fund or after a subsequent exchange into a fund that is subject to the Limited CDSC, such shares will be subject to the Limited CDSC imposed by the original fund whose shares were initially exchanged into this Fund. Shareholders will be given credit for the period during which the Fund shares were held.


CHECKWRITING FEATURE

    CHECKWRITING IS A CONVENIENT ACCESS FEATURE THAT ALLOWS YOU TO EARN DIVIDENDS UNTIL YOUR CHECK IS PRESENTED TO THE FUND.


    You can request special checks by marking the applicable box on the Investment Application.


    Checks must be drawn for $500 or more and, unless otherwise indicated on the Investment Application or your checkwriting authorization form, must be signed by all owners of the account.

    You will be subject to CoreStates Bank, N.A.'s rules and regulations governing similar accounts. If the amount of the check is greater than the value of the shares in your account, the check will be returned and you may be subject to a charge.


    You may request a stop payment on checks by providing the Fund with a written authorization (oral requests will be accepted only if followed promptly with a written authorization). Such requests will remain in effect for six months unless renewed or canceled.


    Checks paid will be returned to you semi-annually (January and July). If you need a copy of a check prior to the regular mailing you may call the Shareholder Service Center.

    Since dividends are declared daily, you may not use the Checkwriting Feature to close your account. (See PART B for additional information.)

WRITTEN REDEMPTION


    You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.



    The redemption request is effective when it is received in good order. Payment is normally mailed the next business day after receipt of the redemption request. If your shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for shares only if a shareholder submits a specific request.


WRITTEN EXCHANGE


    You can also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.


TELEPHONE REDEMPTION AND EXCHANGE

    To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you can only redeem or exchange by written request and you must return your certificates.

    The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

                                                                             ---

    Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally taped recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.


TELEPHONE REDEMPTION--CHECK TO YOUR
ADDRESS OF RECORD


    THE TELEPHONE REDEMPTION FEATURE IS A QUICK AND EASY METHOD TO REDEEM SHARES. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your record address. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.


TELEPHONE REDEMPTION--PROCEEDS TO YOUR BANK


    Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, the Fund requires an Authorization Form with your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Fund's Shareholder Service Center prior to the time the offering price of shares is determined, as noted above.


TELEPHONE EXCHANGE

    The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change.


    You or your investment dealer of record can exchange your shares into any other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.


SYSTEMATIC WITHDRAWAL PLAN


    This plan provides shareholders with a consistent monthly (or quarterly) payment. THIS IS PARTICULARLY USEFUL TO SHAREHOLDERS LIVING ON FIXED INCOMES, SINCE IT PROVIDES THEM WITH A STABLE SUPPLEMENTAL AMOUNT. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Fund does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine Direct Deposit Service. Your funds will normally be credited to your bank account two business days after the payment date. There are no separate fees for this redemption method. See MONEYLINE DIRECT DEPOSIT SERVICE under THE DELAWARE DIFFERENCE for more information about this service. Please call the Shareholder Service Center for additional information.

---

   Dividends and
   Distributions
----

    The Fund's dividends are declared daily and paid monthly on the last day of each month. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date.

    Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

    The Fund declares a dividend to all shareholders of record at the time the offering price of shares is determined. See PURCHASE PRICE AND EFFECTIVE DATE under BUYING SHARES. Thus, when redeeming shares, dividends continue to accrue up to and including the date of redemption.

    Each Class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the Class A Shares will not incur any distribution fee under the Distribution Plan under Rule 12b-1 for the Consultant Class Shares. No distribution fee under the 12b-1 Plan for the Consultant Class Shares is currently being paid.

    Short-term realized securities profits, if any, may be paid with the daily dividend; otherwise, they will be distributed annually during the first quarter following the close of the fiscal year.


    Both dividends and distributions, if any, will be automatically reinvested in your account unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See MONEYLINE DIRECT DEPOSIT SERVICE under THE DELAWARE DIFFERENCE for more information about this service.


    Information as to the tax status of dividends will be provided annually.

                                                                             ---

   Taxes
----

    The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.


    The Fund intends to distribute substantially all of its net investment income and net capital gains, if any.


FEDERAL INCOME TAX


    Distributions of tax-exempt interest income are not includable in the shareholder's gross income for federal income tax purposes. Distributions of net investment income received by the Fund from investments in securities other than municipal obligations, and any net short-term capital gains realized by the Fund, will be taxable to the shareholder as ordinary income whether received in cash or reinvested in additional shares. Distributions of taxable net investment income, if any, will not qualify for the deduction for dividends received by corporations. For the fiscal year ended April 30, 1997, all of the Fund's net income was exempt from federal income taxes.


STATE AND LOCAL TAXES

    The exemption of distributions for federal income tax purposes may not result in similar exemptions under the laws of a particular state or local taxing authority. It is recommended that shareholders consult their tax advisers in this regard.

    Shares of the Fund will be exempt from Pennsylvania county personal property taxes. The Fund will report annually the percentage of interest income earned on municipal obligations on a state-by-state basis during the preceding calendar year.

---

   Net Asset Value Per Share
----

    The purchase and redemption price of the shares of each Class is equal to the Class' net asset value ("NAV") per share that is next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

    The NAV per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding.

    The Fund's total net assets are determined by valuing the portfolio securities at amortized cost. Under the direction of the Board of Directors, certain procedures have been adopted to monitor the value of the Fund's securities and stabilize the net asset value per share at $1. Prior to January 1, 1991, the portfolio of the Fund was managed to maintain a fixed net asset value of $10 per share. The Fund reduced the net asset value per share from $10 to $1 by effecting a ten-to-one stock split for shareholders of record on that date.

    See PART B for additional information.

                                                                             ---

   Management of
   the Fund
----

DIRECTORS

    The business and affairs of the Fund are managed under the direction of its Board of Directors. PART B contains additional information regarding the directors and officers.

INVESTMENT MANAGER

    The Manager furnishes investment management services to the Fund.


    The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On April 30, 1997, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $32 billion in assets in various institutional or separately managed (approximately $20,677,606,000) and investment company (approximately $11,935,210,000) accounts.


    The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, a new Investment Management Agreement between the Fund and the Manager was executed following shareholder approval.

    The Manager manages the Fund's portfolio and makes investment decisions which are implemented by the Fund's Trading Department. The Manager also administers the Fund's affairs and pays the salaries of all the directors, officers and employees of the Fund who are affiliated with the Manager.


    The annual compensation paid by the Fund for investment management services is equal to 1/2 of 1% of average daily net assets of the Fund, less all directors' fees paid to the unaffiliated directors by the Fund. Investment management fees paid by the Fund were 0.47% of its average daily net assets for the fiscal year ended April 30, 1997.


PORTFOLIO TRADING PRACTICES

    Portfolio trades are generally made on a net basis without brokerage commissions. However, the price may include a mark-up or mark-down.

    Banks, brokers or dealers are selected to execute the Fund's portfolio transactions.


    The Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Fund may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders, and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.


PERFORMANCE INFORMATION

    From time to time, the Fund may publish the "yield" and "effective yield" for the Classes. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Class refers to the income generated by an investment in that Class over a specified seven-day period. This income is then "annualized," which means the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated in a similar manner but, when annualized, the income earned by an investment in a Class is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Fund may also publish a tax-equivalent yield based on federal and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to a Class' yield. Yield fluctuates and is not guaranteed.

    In addition, the Fund may publish aggregate and average annual total return information concerning a Class, which will reflect the compounded rate of return of an investment in that Class over a specified period of time and will assume the reinvestment of all distributions at net asset value. Past performance is not a guarantee of future results.

DISTRIBUTION (12b-1) AND SERVICE

    The Distributor, Delaware Distributors, L.P., serves as the national distributor for the Fund under a Distribution Agreement dated April 3, 1995.

---

    The Fund has adopted a distribution plan under Rule 12b-1 (the "Plan") for the Consultant Class Shares, which permits the Fund to pay the Distributor from the assets of this Class a monthly fee for its services and expenses in distributing and promoting sales of Consultant Class Shares. These expenses include preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and other entities which sell Consultant Class Shares. In connection with the promotion of Consultant Class Shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning the Consultant Class Shares and increase sales of shares of this Class. In addition, the Fund may make payments from Consultant Class Shares assets directly to others, such as banks, who aid in the distribution of Class shares or provide services to the Class, pursuant to service agreements with the Fund. Registered representatives of brokers, dealers or other entities who have sold a specified level of Delaware Group funds having a 12b-1 Plan were, prior to June 1, 1990, paid a 0.25% continuing trail fee by the Distributor from 12b-1 Plan payments of Consultant Class Shares for assets maintained in the Class. Payment of such fees has been suspended but may be reinstituted in the future with prior approval of the Board of Directors.



    The aggregate fees paid by the Fund from Consultant Class Shares assets to the Distributor and others under the Plan may not exceed 0.30% of that Class' average daily net assets in any year. The Consultant Class will not incur any distribution expenses beyond this limit, which may not be increased without shareholder approval. While Plan payments may not exceed 0.30% annually, the Plan does not limit fees to amounts actually expended by the Distributor. It is therefore possible that if a distribution fee were to be paid, the Distributor could realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plan. The Distributor may incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of Consultant Class Shares. The monthly fee paid to the Distributor under the Plan is subject to the review and approval of the Fund's unaffiliated directors who may reduce the fee or terminate the Plan at any time. Prior to June 1, 1990, the Board of Directors had set the fee for Consultant Class Shares at 0.25% of average daily net assets. However, the Board of Directors suspended 12b-1 Plan payments from the Consultant Class Shares to the Distributor effective June 1, 1990. Such payments may be reinstituted in the future with prior approval of the Board of Directors.


    The Plan does not apply to the Class A Shares. Those shares are not included in calculating the Plan's fees, and the Plan is not used to assist in the distribution and marketing of Class A Shares.


    The National Association of Securities Dealers, Inc. has adopted Rules of Fair Practice, as amended, relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.



    The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an Agreement dated June 29, 1988. The Transfer Agent also provides accounting services to the Fund pursuant to terms of a separate Fund Accounting Agreement. The directors annually review service fees paid to the Transfer Agent.


    The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

EXPENSES


    The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The ratio of expenses to average daily net assets of each Class for the fiscal year ended April 30, 1997 was 0.82%.


SHARES

    The Fund is an open-end management investment company, and its portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, the Fund was organized as a Maryland corporation in April 1980. The Fund's shares have a par value of $.001, equal voting rights and are equal in all other respects.

    All Fund shares have noncumulative voting rights which means that the holders of more than 50% of the Fund's shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, the Fund is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of the Fund's shares may request that a special meeting be called to consider the removal of a director.

    Each Class represents a proportionate interest in the assets of the Fund and has the same voting and other rights and preferences, except that the Class A Shares are not subject to, and may not vote on matters affecting, the Distribution Plan under Rule 12b-1 relating to the Consultant Class Shares. While the Fund's Board of Directors has authority to create additional series and classes of shares, there is currently only one such series, which consists of two classes of shares.

                                                                             ---

    Prior to January 1992, the Tax-Free Money Fund A Class was known as the original class and between January 1992 and February 1994, it was known as the Tax-Free Money Fund class. In addition, prior to January 1992, the Tax-Free Money Fund Consultant Class was known as the consultant class, between January 1992 and November 1992, it was known as the Tax-Free Money Fund (Institutional) class and between November 1992 and February 1994, it was known as the Tax-Free Money Fund Consultant class.

---

  The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific funds, tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.


INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103


SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103


LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza
New York, NY 10006

     [LOGO]

Philadelphia - London


    [LOGO]
Printed in the U.S.A. on recycled paper.
 P-006[--] MP 6/97

--------------------------------------------------------------------------------

                                  PART B--STATEMENT OF ADDITIONAL INFORMATION
                                                                JUNE 30, 1997

--------------------------------------------------------------------------------

DELAWARE GROUP TAX-FREE MONEY FUND, INC.

--------------------------------------------------------------------------------

1818 MARKET STREET
PHILADELPHIA, PA  19103

--------------------------------------------------------------------------------
FOR PROSPECTUS AND PERFORMANCE:  NATIONWIDE 800-523-4640

INFORMATION ON EXISTING ACCOUNTS: (SHAREHOLDERS ONLY)
    NATIONWIDE 800-523-1918

DEALER SERVICES:  (BROKER/DEALERS ONLY)
    NATIONWIDE 800-362-7500
--------------------------------------------------------------------------------

TABLE OF CONTENTS

--------------------------------------------------------------------------------
COVER PAGE
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICY
--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
TRADING PRACTICES
--------------------------------------------------------------------------------
PURCHASING SHARES
--------------------------------------------------------------------------------
OFFERING PRICE
--------------------------------------------------------------------------------
REDEMPTION
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------
TAXES
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT AGREEMENT
--------------------------------------------------------------------------------
OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
APPENDIX A - DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------
APPENDIX B - EQUIVALENT YIELDS:  TAX-EXEMPT VERSUS TAXABLE SECURITIES
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Delaware Group Tax-Free Money Fund, Inc. (the "Fund") currently offers two classes of shares (individually, a "Class" and collectively, the "Classes")--the Tax-Free Money Fund A Class ("Class A Shares") and the Tax-Free Money Fund Consultant Class ("Consultant Class Shares").


    This STATEMENT OF ADDITIONAL INFORMATION ("PART B" of the registration statement) relates to both Classes of shares of the Fund and supplements the information contained in the current PROSPECTUS for the Classes dated June 30, 1997, as it may be amended from time to time. It should be read in conjunction with the PROSPECTUS. This PART B is not itself a prospectus but is, in its entirety, incorporated by reference into the PROSPECTUS. The PROSPECTUS may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.

INVESTMENT OBJECTIVE AND POLICY

    The objective of the Fund is to seek a high level of current income, exempt from federal income tax, consistent with preservation of principal and maintenance of liquidity. There is no assurance that this objective can be achieved. This objective is a matter of fundamental policy and may not be changed without approval by the holders of a majority of the outstanding voting securities of the Fund, which is the lesser of more than 50% of the outstanding voting securities or 67% of the voting securities present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy. See GENERAL INFORMATION.

    The Fund invests primarily in municipal obligations. Municipal obligations may be issued for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development obligations are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposals. Such obligations are included within the term "municipal obligations" provided that the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer. In addition, the interest paid on industrial development obligations, the proceeds from which are used for the construction, equipment, repair or improvement of privately-operated industrial or commercial facilities, may be exempt from federal income tax, although current federal tax laws place substantial limitations on the size of such issues. Tax-exempt industrial development obligations are in most cases revenue obligations and do not generally carry the pledge of the credit of the issuing municipality.

    The Fund may also purchase project notes issued by local agencies under a program administered by the United States Department of Housing and Urban Development. Project notes are secured by the full faith and credit of the United States.

    The Tax Reform Act of 1986 (the "Act") limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain nongovernment activities, such as privately-owned sports and convention facilities. The Act also makes the tax-exempt status of certain bonds depend upon the issuer's compliance with specific requirements after the bonds are issued.

    The Fund intends to seek to achieve a high level of tax-exempt income. However, if the Fund invests in newly-issued private purpose bonds, a portion of its distributions would be subject to the federal alternative minimum tax applicable to certain shareholders.


    The ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") and Fitch Investors Service, Inc. ("Fitch") represent their opinions as to the quality of the municipal issues which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but the Fund will further evaluate these securities. Additionally, the Fund may purchase unrated instruments if it concludes that they are of high quality and otherwise satisfy the requirements with which tax-exempt money market funds must comply.

    APPENDIX A contains excerpts describing ratings of municipal obligations from Moody's and S&P. A table of equivalent yields of taxable and tax-exempt securities is set forth as APPENDIX B.

    The Fund maintains its net asset value at $1.00 per share by valuing its securities on an amortized cost basis. See OFFERING PRICE. The Fund maintains a dollar weighted average portfolio maturity of not more than 90 days and does not purchase any issue having a remaining maturity of more than 13 months. In addition, the Fund limits its investments, including repurchase agreements, to those instruments which the Board of Directors determines present minimal credit risks and which are of high quality and otherwise satisfy the requirements with which tax-exempt money market funds must comply. In the event of a marked increase in current interest rates or of a national credit crisis, principal values could be adversely affected. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved.

    While the Fund intends to hold its investments until maturity when they will be redeemable at their full principal value plus accrued interest, attempts may be made, from time to time, to increase its yield by trading to take advantage of market variations. Also, revised evaluations of the issuer or redemptions may cause sales of portfolio investments prior to maturity or at times when such sales might otherwise not be desirable. The Fund's right to borrow to facilitate redemptions may reduce but does not guarantee a reduction in the need for such sales. The Fund will not purchase new securities while any borrowings are outstanding. See DIVIDENDS AND DISTRIBUTIONS and TAXES for the effect of any capital gains distributions.

    A shareholder's rate of return will vary with the general interest rate levels applicable to the instruments in which the Fund invests. The rate of return and the net asset value will be affected by such other factors as sales of portfolio securities prior to maturity and the Fund's operating expenses.

WHEN-ISSUED SECURITIES
    New issues of municipal obligations are frequently offered on a when-issued basis; that is, delivery and payment for the municipal obligations normally take place from five to not more than 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the municipal obligations are each fixed at the time the buyer enters into the commitment. Thus, it is possible that the market value at time of settlement could be higher or lower than the purchase price if interest rates have changed. The Fund will set aside in a segregated account high-grade liquid assets equal in value to commitments for such when-issued securities. Delayed delivery agreements will not be used in a speculative manner.


DEMAND FEATURES
    The Fund may invest in certain municipal securities that have a demand feature provided by a bank, dealer in the securities or another third party, which enables the Fund to sell the securities to the provider of the demand feature as described in the PROSPECTUS. Such investments may require the Fund to pay "tender fees" or other fees for the various features provided. The Fund intends to take the position that it is the owner of any municipal securities that have a demand feature provided by a third party and that tax-exempt interest earned with respect to such municipal securities will be tax-exempt in its hands. However, the Internal Revenue Service (the "Service") ordinarily does not issue advance ruling letters relating to the identity of the true owner of property in cases involving the sale of securities if the purchaser has the right to cause the security to be purchased by a third party, and there can be no assurance that the Service will agree with the Fund's position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees, in relation to various regulated investment company tax provisions is unclear. However, Delaware Management Company, Inc. (the "Manager") intends to manage the Fund's portfolio in a manner designed to minimize any adverse impact from the tax rules applicable to these investments.



ASSET-BACKED SECURITIES
    The Fund may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, and receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P's, Aaa by Moody's or AAA by Fitch). The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities. Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. The Fund may invest in these and other types of asset-backed securities that may be developed in the future. It is the Fund's current policy to limit asset-backed investments to those represented by interests in credit card receivables, wholesale dealer floor plans, home equity loans and automobile loans.


    The rate of principal payment on asset-backed securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Such asset-backed securities also involve certain other risks, including the risk that security interests cannot be adequately or in many cases, ever, established. In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

    Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

    Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

    Although the Fund is permitted by its investment policies to invest up to 20% of its assets in securities of this type, it does not presently intend to invest more than 5% of its assets in such securities.

REPURCHASE AGREEMENTS
    The Fund may also invest in repurchase agreements sold by banks or brokers collateralized by securities in which the Fund can invest directly. A repurchase agreement is an instrument under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. The Fund will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for the Fund to invest temporarily available cash on a short-term basis. The Fund's risk is limited to the seller's ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying government obligation.

INVESTMENT RESTRICTIONS
    The Fund has adopted the following restrictions which cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund, as described above. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities. The Fund may not under any circumstances:

     1. Invest more than 20% of its assets in securities other than tax-free money market instruments as defined under INVESTMENT OBJECTIVE AND POLICY, unless extraordinary circumstances dictate a more defensive posture.

     2. Borrow an amount in excess of 5% of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. Any outstanding borrowings shall be repaid before additional securities are purchased.

     3.  Sell securities short or purchase securities on margin.

     4.  Write or purchase put or call options.

     5. Underwrite the securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed an underwriter for purposes of the Securities Act of 1933. Not more than 10% of the value of the Fund's net assets at the time of acquisition will be invested in such securities.

     6.  Purchase or sell commodities or commodity contracts.

     7. Purchase or sell real estate, but this shall not prevent the Fund from investing in securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

     8. Make loans to other persons except by the purchase of obligations in which the Fund is authorized to invest and to enter into repurchase agreements. Not more than 10% of the Fund's total assets will be invested in repurchase agreements maturing in more than seven days and in other illiquid assets.

     9. Purchase securities of any issuer (except the U.S. government, its agencies or instrumentalities or securities which are backed by the full faith and credit of the United States) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer.

    10.  Invest in issuers for the purpose of exercising control.

    11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

    12. Purchase securities if, as a result of such purchase, more than 25% of the value of its assets would be invested in the securities of government subdivisions located in any one state, territory or possession of the United States. The Fund may invest more than 25% of the value of its assets in short-term tax-exempt project notes which are guaranteed by the U.S. government, regardless of the location of the issuing municipality.

    In addition, the following investment restrictions may be changed by the Board of Directors. The Fund may not:

    (a) Retain in the portfolio of the Fund securities issued by an issuer any of whose officers, directors or security holders is an officer or director of the Fund or of the investment manager of the Fund if after the purchase of the securities of such issuer by the Fund one or more of such officers or directors owns beneficially more than 1/2 of 1% of the shares or securities or both of such issuer and such officers and directors owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities.

    (b) Invest funds in securities whose issuers or guarantors of principal and interest (including predecessors) have a record of less than three years' continuous operation if such purchase at the time thereof would cause more than 5% of the total Fund assets to be invested in the securities of such issuers or guarantors.

    (c) Invest in direct interests in oil, gas or other mineral exploration or development programs.

    Although not a fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships. In addition, the Fund excludes from the 5% limitation set forth in investment restriction number 9 above, those municipal securities that are refunded with U.S. government securities, commonly known as pre-refunded municipal securities, which the staff of the U.S. Securities and Exchange Commission deems to constitute U.S. government securities as that term is defined in the Investment Company Act of 1940 (the "1940 Act").

PERFORMANCE INFORMATION

    For the seven-day period ended April 30, 1997, the annualized current yield of the Class A Shares and the Consultant Class Shares was 3.38% for each Class and the compounded effective yield was 3.44% for each Class. These yields will fluctuate daily as income earned fluctuates and is not guaranteed. On this date, the weighted average portfolio maturity was 39 days for both Classes of shares. The current yield of the Class A Shares is expected to be slightly higher than that of the Consultant Class Shares during any period that the distribution fee under the Fund's 12b-1 Plan for the Consultant Class Shares is being paid. The Board of Directors of the Fund suspended 12b-1 Plan payments from the Consultant Class Shares to the Distributor, effective June 1, 1990. Such payments may be reinstituted in the future with prior approval of the Board of Directors.

    Shareholders and prospective investors will be interested in learning from time to time the current and the effective compounded yield of a Class of shares. As explained under DIVIDENDS AND DISTRIBUTIONS, dividends are declared daily from net investment income. The current yield of the Fund's Classes of shares is calculated as follows:


    The calculation begins with the value of a hypothetical account of one share at the beginning of a seven-day period; this is compared with the value of that same account at the end of that seven-day period (including shares purchased for the account with dividends earned during the period). The net change in the account value is generally the net income earned per share during the period, which consists of accrued interest income plus or minus amortized purchase discount or premium, less all accrued expenses (excluding expenses reimbursed by the investment manager) but does not include realized gains or losses or unrealized appreciation or depreciation.


    The current yield of the Classes represents the net change in this hypothetical account annualized over 365 days. In addition, a shareholder may achieve a compounding effect through reinvestment of dividends which is reflected in the effective yield shown below. The Fund may also publish a tax-equivalent yield for each Class based on federal and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to each such Class' yield. For the seven-day period ended April 30, 1997, the tax-equivalent yield of the Class A Shares and the Consultant Class Shares was 4.90% for each Class, assuming a federal income tax rate of 31%. These yields were computed by dividing that portion of a Class' yield which is tax-exempt by one minus a stated income tax rate (in this case, a federal income tax rate of 31%) and adding the product to that portion, if any, of the yield that is not tax-exempt. In addition, the Fund may advertise a tax-equivalent yield assuming other income tax rates, when applicable. Yield fluctuates and is not guaranteed. The tax-equivalent yield does not consider the effect of applicable deductions or state income taxes. Past performance is not an indication of future results.



    The following table is an example, for purposes of illustration only, of the current and effective yield calculations for the seven-day period ended April 30, 1997 for each Class. Of course, past performance is not an indication of future results.


                                                                                CONSULTANT
                                                                   CLASS A        CLASS
                                                                    SHARES        SHARES
Value of a hypothetical account with one
share at the beginning of the period . . . . . . . . . . . . . . $1.00000000   $1.00000000
Value of the same account at the
    end of the period. . . . . . . . . . . . . . . . . . . . . .  1.00064891    1.00064891
Net change in account value. . . . . . . . . . . . . . . . . . .   .00064891*    .00064891*
Base period return = net change in account
value/beginning account value. . . . . . . . . . . . . . . . . .   .00064891     .00064891
Current yield [base period return x (365/7)] . . . . . . . . . .  3.38%**       3.38%**
                                  365/7
Effective yield (1 + base period)        - 1 . . . . . . . . . .  3.44%***      3.44%***

Weighted average life to maturity of the portfolio on April 30, 1997 was 39 days.




  * This represents the net income per share for the seven calendar days ended April 30, 1997.
 ** This represents the average of annualized net investment income per share for the seven calendar days ended April 30, 1997.
*** This represents the current yield for the seven calendar days ended
    April 30, 1997 compounded daily.

    The PROSPECTUS and this PART B may be in use for a full year and, accordingly, it can be expected that yields will fluctuate substantially from the example shown above.

    The yield quoted at any time represents the amount being earned on a current basis and is a function of the types of instruments in the Fund's portfolio, their quality and length of maturity and the Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of the investment.

    The yield will fluctuate daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The current yield may include income which is not exempt from federal income tax since the Fund is permitted to invest a portion of its investments in non-tax-exempt securities. It should also be emphasized that the Fund is an open-end investment company and that there is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund. Although the Fund determines the yield on the basis of a seven-calendar-day period, it may from time to time use a different time span.

    Other funds of the money market type may calculate their yield on a different basis and the yield quoted by the Fund could vary upward or downward if another method of calculation or base period were used. Shareholders and prospective investors who wish to learn the current yield of the Fund may call toll free, nationwide 800-523-4640.


    The average annual total compounded rate of return of each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:


                                  n
                             P(1+T) = ERV

    Where:    P  = a hypothetical initial purchase order of $1,000;

              T  = average annual total return;

              n  = number of years;

            ERV  = redeemable value of the hypothetical $1,000 purchase at the end of the period.


    The following table, for purposes of illustration only, reflects the average annual total return performance for each Class through April 30, 1997. Of course, past performance is not an indication of future results. For this purpose, the calculations assume the reinvestment of all dividenddistributions paid during the indicated periods. Interest rates fluctuated during the period covered by the table and the Fund's results should not be considered as representative of future performance. Total return for the Consultant Class Shares for the periods prior to the commencement of operations of such Class is based on the performance of the Class A Shares. For periods prior to the commencement of operations of the Consultant Class Shares, the total return calculation does not reflect the 12b-1 payments that were applicable to such Class during the period March 15, 1988 through June 1, 1990. If such payments were reflected in the calculations, performance would have been affected.

                             AVERAGE ANNUAL TOTAL RETURN



                                                 CONSULTANT CLASS
                        CLASS A SHARES              SHARES(1)
         1 year
         ended
         4/30/97             2.79%                    2.79%

         3 years
         ended
         4/30/97             2.78%                    2.78%

         5 years
         ended
         4/30/97             2.39%                    2.39%

         10 years
         ended
         4/30/97             3.50%                    3.44%

         15 years
         ended
         4/30/97             4.00%                    3.96%

         Period
         9/17/81(2)
         through
         4/30/97             4.14%                    4.10%


(1)  Commenced operations on March 15, 1988.
(2)  Date of initial public offering of Class A Shares.


    The Fund may quote actual total return and yield performance for each Class in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the BANK RATE MONITOR, and those of corporate and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

    Statistical and performance information and various indices compiled and maintained by organizations such as the following may also be used in preparing exhibits comparing certain industry trends and competitive mutual fund performance to comparable Fund activity and performance. From time to time, certain mutual fund performance ranking information, calculated and provided by these organizations, may also be used in the promotion of sales in the Fund. Any indices used are not managed for any investment goal.

    CDA TECHNOLOGIES, INC., LIPPER ANALYTICAL SERVICES, INC. and MORNINGSTAR, INC. are performance evaluation services that maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

    INTERACTIVE DATA CORPORATION is a statistical access service that maintains a database of various international industry indicators, such as historical and current price/earning information, individual equity and fixed-income price and return information.


    SALOMON BROTHERS and LEHMAN BROTHERS are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative performances. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.


    Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. Also, current rate information on municipal debt obligations of various durations, as reported daily by THE BOND BUYER, may also be used.
THE BOND BUYER is published daily and is an industry-accepted source for current municipal bond market information.

    Comparative information on the Consumer Price Index may also be included. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return on an investment.

    Total return performance of each Class will reflect the reinvestment of all dividends and capital gains, if any, during the indicated period. Shares of the Fund are sold without a sales charge. The results will not reflect any state or local taxes payable by shareholders on the reinvested distributions included in the calculations. As bond prices fluctuate, an illustration of past Fund performance should not be considered as representative of future results.


    The following table is an example, for purposes of illustration only, of cumulative total return performance of the Class A Shares and the Consultant Class Shares through April 30, 1997. For these purposes, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the indicated periods. Total return shown for the Consultant Class Shares for the periods prior to the commencement of operations of such Class is based on the performance of the Class A Shares. For the periods prior to the commencement of operations of the Consultant Class Shares, the total return does not reflect the 12b-1 payments applicable to such Class during the period March 15, 1988 through June 1, 1990. If such payments were reflected in the calculations, performance would have been affected.

                               CUMULATIVE TOTAL RETURN


                                                 CONSULTANT CLASS
                        CLASS A SHARES               SHARES(1)
         3 months
         ended
         4/30/97             0.67%                    0.67%

         6 months
         ended
         4/30/97             1.64%                    1.64%

         9 months
         ended
         4/30/97             2.10%                    2.10%

         1 year
         ended
         4/30/97             2.79%                    2.79%

         3 years
         ended
         4/30/97             8.58%                     8.58%

         5 years
         ended
         4/30/97             12.55%                   12.55%

         10 years
         ended
         4/30/97             41.08%                   40.31%

         15 years
         ended
         4/30/97             80.12%                   79.14%

         Period
         9/17/81(2)
         through
         4/30/97             88.36%                   87.34%


(1)  Commenced operations on March 15, 1988.
(2)  Date of initial public offering of Class A Shares.

    Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Fund and other mutual funds in the Delaware Group, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the overriding investment philosophy of the Manager and how that philosophy impacts the Fund's, and other Delaware Group funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

DOLLAR-COST AVERAGING

    Money market funds, which are generally intended for your short-term investment needs, can often be used as a basis for building a long-term investment plan through a strategy known as dollar-cost averaging. For many people, deciding when to purchase long-term investments, such as stock or longer-term bond funds, can be a difficult decision. Unlike money market fund shares, prices of other securities, such as stocks and bonds, tend to move up and down over various market cycles. Though logic says to invest when prices are low, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis (perhaps using assets from your money market fund) that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule.

    Dollar-cost averaging looks simple and it is, but there are important things to remember. Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. Investors should also consider their financial ability to continue to purchase shares during high fund share prices. Delaware Group offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See INVESTING BY ELECTRONIC FUND TRANSFER - DIRECT DEPOSIT PURCHASE PLAN, AUTOMATIC INVESTING PLAN and WEALTH BUILDER OPTION under PURCHASING SHARES for a complete description of these options including restrictions or limitations.

    The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of the fund for the same time period.

                                       PRICE     NUMBER OF
                        INVESTMENT      PER       SHARES
                          AMOUNT       SHARE     PURCHASED

              Month 1      $100        $10.00       10
              Month 2      $100        $12.50        8
              Month 3      $100         $5.00       20
              Month 4      $100        $10.00       10

              ---------------------------------------------------
                           $400        $37.50       48

              Total Amount Invested:  $400
              Total Number of Shares Purchased:  48
              Average Price Per Share:  $9.38 ($37.50/4)
              AVERAGE COST Per Share:  $8.33 ($400/48 shares)


This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund in the Delaware Group of funds. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any Delaware Group fund which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.


THE POWER OF COMPOUNDING
    When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding and the following chart illustrates just how powerful it can be.

COMPOUNDED RETURNS
    Results of various assumed fixed rates of return on a $10,000 investment compounded monthly for 10 years:

                        3%             4%             5%
                        Rate of        Rate of        Rate of
                        Return         Return         Return
                        -------        -------        -------

              1 Year    $10,304        $10,407        $10,512
              2 Years   $10,618        $10,831        $11,049
              3 Years   $10,940        $11,273        $11,615
              4 Years   $11,273        $11,732        $12,209
              5 Years   $11,616        $12,210        $12,833
              6 Years   $11,970        $12,707        $13,490
              7 Years   $12,334        $13,225        $14,180
              8 Years   $12,709        $13,764        $14,906
              9 Years   $13,095        $14,325        $15,668
             10 Years   $13,494        $14,908        $16,470

    These figures are calculated on a fixed interest rate and assume no fluctuation in the value of principal. These results are not intended to be a projection of investment results and do not reflect the actual performance results of either of the Classes.

TRADING PRACTICES

    The Fund selects brokers, dealers and banks to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. Trades are generally made on a net basis where the Fund either buys the securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty.

    The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

    As provided in the Securities Exchange Act of 1934 and the Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.


    The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.



    Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Group of funds, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of such funds' shares as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

PURCHASING SHARES

    The Distributor serves as the national distributor for the Fund's shares, and has agreed to use its best efforts to sell shares of the Fund.

    Shares of the Fund may be purchased through brokers, financial institutions and other entities that have a dealer agreement with the Fund's Distributor or a service agreement with the Fund. Investors who do not wish to receive the additional services that are typically offered by such financial professionals may also purchase Class A Shares directly by contacting the Fund or the Distributor. In some states, banks and/or other institutions effecting transactions in Consultant Class Shares may be required to register as dealers pursuant to state laws. Generally, the minimum initial investment is $1,000 for each Class. Subsequent purchases must generally be at least $100. The minimum initial and subsequent investments with respect to the Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Group fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Group Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected.

    Shares of the Fund are offered on a continuous basis, and are sold without a front-end or contingent deferred sales charge at the net asset value next determined after the receipt and effectiveness of a purchase order, as described below. See the PROSPECTUS for information on how to invest. The Fund reserves the right to reject any order for the purchase of its shares if, in the opinion of management, such rejection is in the Fund's best interest.


    Certificates representing shares purchased are not ordinarily issued unless a shareholder submits a specific request. However, such purchases are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by the Fund for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing their shares may only redeem these shares by written request. The investor's certificate(s) must accompany such request.


INVESTING BY ELECTRONIC FUND TRANSFER
    DIRECT DEPOSIT PURCHASE PLAN--Investors may arrange for the Fund to accept for investment, through an agent bank, preauthorized government or private recurring payments by Electronic Fund Transfer. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.


    AUTOMATIC INVESTING PLAN--The Automatic Investing Plan enables shareholders to make regular monthly investments without writing checks. Shareholders may authorize the Fund, in advance, to make arrangements for their bank to withdraw a designated amount monthly directly from their checking account for deposit into a Class. This type of investment will be handled in either of the following two ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

                                    *     *     *

    Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. Investors wishing to take advantage of these options should contact the Shareholder Service Center at 800-523-1918 for the necessary authorization forms and information. These services can be discontinued by the shareholder at any time without penalty by giving written notice.

    Payments to the Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

DIRECT DEPOSIT PURCHASES BY MAIL
    Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Fund for proper instructions.


WEALTH BUILDER OPTION
    Shareholders can use the Wealth Builder Option to invest in the Fund through regular liquidations of shares in their accounts in other mutual funds in the Delaware Group. Shareholders of the Fund may also elect to invest in one or more of the other mutual funds in the Delaware Group through the Wealth Builder Option. See WEALTH BUILDER OPTION and REDEMPTION AND EXCHANGE in the PROSPECTUS.

    Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Group, subject to the conditions and limitations set forth in the Fund's PROSPECTUS. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

    Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See EXCHANGE PRIVILEGE for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation at any time by giving written notice to the fund from which exchanges are made.


WHEN ORDERS ARE EFFECTIVE
    Transactions in money market instruments in which the Fund invests normally require same day settlement in Federal Funds. The Fund intends at all times to be as fully invested as possible in order to maximize its earnings. Thus, purchase orders will be executed at the net asset value next determined after their receipt by the Fund only if the Fund has received payment in Federal Funds by wire. Dividends begin to accrue on the next business day. Thus, investments effective the day before a weekend or holiday will not accrue for that period but will earn dividends on the next business day. If, however, the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received.

    If remitted in other than the foregoing manner, such as by money order or personal check, purchase orders will be executed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open, on the day on which the payment is converted into Federal Funds and is available for investment, normally one business day after receipt of payment. Conversion into Federal Funds may be delayed when the Fund receives (1) a check drawn on a nonmember bank of the Federal Reserve, (2) a check drawn on a foreign bank, (3) a check payable in a foreign currency, or
(4) a check requiring special handling. With respect to investments made other than by wire, the investor becomes a shareholder after declaration of the dividend on the day on which the order is effective.

    Information on how to procure a negotiable bank draft or to transmit Federal Funds by wire is available at any national bank or any state bank which is a member of the Federal Reserve System. Any commercial bank can transmit Federal Funds by wire. The bank may charge the shareholder for these services.

    If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the amount credited by the check plus any dividends earned thereon.

PLAN UNDER RULE 12B-1 FOR THE TAX-FREE MONEY FUND CONSULTANT CLASS OF SHARES
    Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a plan (the "Plan") for the Consultant Class Shares which permits that Class to pay for certain distribution and promotional expenses related to marketing its shares.

    The Plan does not apply to the Fund's Class A Shares. Those shares are not included in calculating the Plan's fees, and the Plan is not used to assist in the distribution and marketing of Class A Shares. Shareholders of the Class A Shares may not vote on matters affecting the Plan.

    The Plan permits the Fund, pursuant to the Distribution Agreement, to pay from the assets of the Consultant Class Shares, a monthly fee to the Distributor for its services and expenses in distributing and promoting sales of the shares of such Class. These expenses include preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into Dealer's Agreements with the Distributor or service agreements with the Fund. Registered representatives of brokers, dealers or other entities, who have sold a specified level of Delaware Group funds having a 12b-1 Plan were, prior to June 1, 1990, paid a 0.25% continuing trail fee by the Distributor from 12b-1 payments relating to the Consultant Class Shares for assets maintained in that Class. As noted below, payment of these fees has been suspended but may be reinstituted in the future with prior approval of the Board of Directors.

    In addition, the Fund may make payments from the assets of the Consultant Class Shares, directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of such Class or provide services to that Class.

    The maximum aggregate fee payable by the Fund on behalf of the Consultant Class Shares under the Plan and the Fund's Distribution Agreement is, on an annual basis, 0.30% of its average daily net assets for the year. The Fund's directors may reduce these amounts at any time. The Fund's directors suspended 12b-1 Plan payments from the assets of the Consultant Class Shares to the Distributor effective June 1, 1990. Prior to that time, the Board of Directors had set the fee for Consultant Class Shares at 0.25% of average daily net assets and the Distributor had agreed to waive this distribution fee to the extent such fee for any day exceeded the net investment income realized by that Class for such day. Payments under the Plan may be reinstituted in the future with prior approval of the Board of Directors. All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount, if any, paid on behalf of the Consultant Class Shares will be borne by such persons without any reimbursement from that Class. Subject to seeking best price and execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments on behalf of the Consultant Class Shares under the Plan.

    From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.


    The Plan and the Fund's Distribution Agreement have been approved by the Board of Directors of the Fund, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the Plan or the Agreement, by vote cast in person at a meeting duly called for the purpose of voting on the Plan and such Agreement. Continuation of the Plan and the Distribution Agreement must be approved annually by the Board of Directors in the same manner as specified above.


    Each year, the directors must determine whether continuation of the Plan is in the best interest of shareholders of the Consultant Class Shares and that there is a reasonable likelihood of its providing a benefit to them. The Plan and the Distribution Agreement may be terminated at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the outstanding voting securities of the Consultant Class Shares. Any amendment materially increasing the maximum percentage payable under the Plan must likewise be approved by a majority vote of the outstanding voting securities of the Consultant Class Shares, as well as a majority vote of those directors who are not "interested persons." Also, any other material amendment to the Plan must be approved by a majority vote of the directors of the Fund having no interest in the Plan. In addition, in order for the Plan to remain effective, the selection and nomination of directors who are not "interested persons" of the Fund must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board of Directors for their review.

    For the fiscal year ended April 30, 1997, there were no payments on behalf of the Consultant Class Shares pursuant to its Plan.

    The NASD has Rules of Fair Practice, as amended, relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.


REINVESTMENT PRIVILEGE
    Shareholders who have acquired Fund shares through an exchange of one of the other mutual funds in the Delaware Group offered with a sales charge and who have redeemed such shares of the Fund have one year from the date of redemption to reinvest all or part of their redemption proceeds in shares of any of the other funds in the Delaware Group, subject to eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net
asset value without payment of a sales charge.   Any such reinvestment cannot
exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account, will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

REINVESTMENT OF DIVIDENDS IN OTHER DELAWARE GROUP FUNDS
    Subject to applicable eligibility and minimum purchase requirements, shareholders may automatically reinvest dividends and/or distributions from the Fund into certain of the other mutual funds in the Delaware Group. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or exchange fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested.

    Any reinvestment directed to a fund in which the investor does not then have an account, will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

    Dividends from the shares of each Class may be reinvested in shares of any other mutual fund in the Delaware Group, other than Class B Shares and Class C Shares of funds in the Delaware Group that offer such classes of shares.

ACCOUNT STATEMENTS
    A Statement of Account will be mailed quarterly summarizing all transactions during that period and will include the regular dividend information. However, accounts in which there has been activity, other than a reinvestment of dividends, will receive a monthly statement confirming transactions for that period.

OFFERING PRICE

    The offering price of shares of a Class is the net asset value ("NAV") per share next to be determined after an order is received and becomes effective. There is no sales charge.

    The purchase will be effected at the NAV next computed after the receipt of Federal Funds provided they are received by the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

    The investor becomes a shareholder at the close of and after declaration of the dividend on the day on which the order is effective. See PURCHASING SHARES. Dividends begin to accrue on the next business day. In the event of changes in Securities and Exchange Commission requirements or the Fund's change in time of closing, the Fund reserves the right to price at a different time, to price more often than once daily or to make the offering price effective at a different time.

    The NAV per share of a Class is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. Expenses and fees are accrued daily. The Fund's total net assets are determined by valuing the portfolio securities at amortized cost.

    The Board of Directors has adopted certain procedures to monitor and stabilize the price per share. Calculations are made each day to compare part of the Fund's value with the market value of instruments of similar character. At regular intervals all issues in the portfolio are valued at market value. Securities maturing in more than 60 days are valued more frequently by obtaining market quotations from market makers. The portfolio will also be valued by market makers at such other times as is felt appropriate. In the event that a deviation of more than 1/2 of 1% exists between the Fund's $1.00 per share offering and redemption prices and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, should be initiated, such as changing the price to more or less than $1.00 per share.

REDEMPTION

    Any shareholder may require the Fund to redeem shares by sending a WRITTEN REQUEST, signed by the record owner or owners exactly as the shares are registered, to the Fund at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for Fund shares only if a shareholder specifically requests them. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners and a signature guarantee are required. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.
The Fund may request further documentation from corporations, executors, retirement plans, administrators, trustees or guardians. The redemption price is the net asset value next calculated after receipt of the redemption request in good order. See OFFERING PRICE for time of calculation of net asset value.




    In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical or it is not reasonably practical for the Fund fairly to value its assets, or in the event that the Securities and Exchange Commission has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption. In such case, the shareholder may withdraw a request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

    See ACCOUNT STATEMENTS under PURCHASING SHARES for information relating to the mailing of confirmations of redemptions.


    Payment for shares redeemed will ordinarily be mailed the next business day, but no later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period. Except with respect to the expedited payment by wire, for which there is currently a $7.50 bank wiring cost, there is no fee charged for redemptions, but such fees could be charged at any time in the future.


    The Fund will process written redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail the proceeds until it is reasonably satisfied that the check has cleared. The hold period against a recent purchase may be up to but not in excess of 15 days, depending upon the origin of the investment check. Dividends will continue to be earned until the redemption is processed. This potential delay can be avoided by making investments by wiring Federal Funds.

    If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

SMALL ACCOUNTS
    Before the Fund involuntarily redeems shares from an account that, under the circumstances noted in the PROSPECTUS, has remained below the minimum amounts required by the PROSPECTUS, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum amounts required by the Fund's PROSPECTUS and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. If no such action is taken by the shareholder, the proceeds will be sent to the shareholder. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption.

                                    *     *     *

    The Fund has made available certain redemption privileges, as described below. The Fund reserves the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.


EXPEDITED TELEPHONE REDEMPTIONS
    Shareholders or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 prior to the time the offering price (net asset value) is determined, as noted above, and have the proceeds mailed to them at the record address. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

    In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone number listed above. An authorization form must have been completed by the shareholder and filed with the Fund BEFORE the request is received.

    Payment will be made by wire or check to the bank account designated on the authorization form as follows:

    1. PAYMENT BY WIRE: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

    2. PAYMENT BY CHECK: Request that a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the PAYMENT BY WIRE option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

    REDEMPTION REQUIREMENTS: In order to change the name of the bank and the account number it will be necessary to send a written request to the Fund with a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

    To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

    If expedited payment under these procedures could adversely affect the Fund, the Fund may take up to seven days to pay the shareholder.

    The Fund will process telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date.

    Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received from shareholders are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

CHECKWRITING FEATURE
    Shareholders holding shares for which certificates have not been issued may request on the investment application that they be provided with special forms of checks which may be issued to redeem their shares by drawing on the Fund's account with CoreStates Bank, N.A. Normally, it takes two weeks from the date the shareholder's initial purchase check clears to receive the first order of checks. The use of any form of check other than the Fund's check will not be permitted unless approved by the Fund.


    (1)  These redemption checks must be made payable in an amount of $500 OR
MORE.

    (2) Checks must be signed by the shareholder(s) of record or, in the case of an organization, by the authorized person(s). If registration is in more than one name, unless otherwise indicated on the investment application or your checkwriting authorization form, these checks must be signed by ALL OWNERS before the Fund will honor them. Shareholders using redemption checks will continue to be entitled to distributions paid on those shares up to the time such checks are presented for payment.

    (3) If a shareholder who recently purchased shares by check seeks to redeem all or a portion of those shares through the Checkwriting Feature, the Fund will honor the redemption request, but will not process the redemption check until it is reasonably satisfied of the collection of the investment check. The hold period against a recent purchase may be up to but not in excess of 15 days, depending upon the origin of the investment check.

    (4) If the amount of the check is greater than the value of the shares held in the shareholder's account, the check will be returned and the shareholder's bank may charge a fee.


    (5)  Checks may not be used to close accounts.

    The Fund reserves the right to revoke the Checkwriting Feature of shareholders who overdraw their accounts or if, in the opinion of management, such revocation is in the Fund's best interest.

    Shareholders will be subject to CoreStates Bank, N.A.'s rules and regulations governing similar accounts. This service may be terminated or suspended at any time by CoreStates Bank, N.A., the Fund or the Transfer Agent. The Fund and the Transfer Agent will not be responsible for the inadvertent processing of post-dated checks or checks more than six months old.

    STOP-PAYMENT REQUESTS--Investors may request a stop payment on checks by providing the Fund with a written authorization to do so. Oral requests will be accepted provided that the Fund promptly receives a written authorization. Such requests will remain in effect for six months unless renewed or canceled. The Fund will use its best efforts to effect stop-payment instructions, but does not promise or guarantee that such instructions will be effective.

    RETURN OF CHECKS--Checks used in redeeming shares from a shareholder's account will be accumulated and returned semi-annually. Shareholders needing a copy of a redemption check before the regular mailing should contact the Transfer Agent nationwide at 800-523-1918.

SYSTEMATIC WITHDRAWAL PLAN
    Shareholders who own or purchase $5,000 or more of shares for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account, and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

    Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a Sunday) and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may in time be depleted, particularly in a declining market.

    The sale of shares for withdrawal payments constitutes a taxable event. Although the Fund expects to maintain a fixed net asset value, a shareholder participating in the withdrawal plan could incur a capital gain or loss for federal income tax purposes if the Fund were not able to do so. If there were a gain or loss, it would be long-term or short-term depending on the holding period for the specific shares liquidated.

    An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

DIVIDENDS AND DISTRIBUTIONS

    The Fund declares a dividend of its net investment income on a daily basis to shareholders of record of each Class of Fund shares at the time of the previous calculation of the Fund's net asset value each day that the Fund is open for business. The amount of net investment income will be determined at the time the offering price (net asset value) is determined (see OFFERING PRICE), and shall include investment income accrued, less the estimated expenses of the Fund incurred since the last determination of net asset value. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the net asset value calculation is made. See OFFERING PRICE. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day.

    Each class of shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that until June 1, 1990, the Consultant Class Shares incurred distribution fees under its 12b-1 Plan. The Board of Directors of the Fund suspended 12b-1 Plan payments from the assets of the Consultant Class Shares to the Distributor effective June 1, 1990. See PLAN UNDER RULE 12B-1 FOR THE TAX-FREE MONEY FUND CONSULTANT CLASS OF SHARES.

    Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the Fund. The Fund reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

    Payment of dividends will be made monthly on the last day of each month. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividends are automatically reinvested in additional shares of the same Class of the Fund at the net asset value in effect on the payable date, which provides the effect of compounding dividends, unless the election to receive dividends in cash has been made. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

    To the extent necessary to maintain a $1.00 per share net asset value, the Fund's Board of Directors will consider temporarily reducing or suspending payment of daily dividends, or making a distribution of realized securities profits or other distributions at the time the net asset value per share has changed.

    Short-term realized securities profits or losses, if any, may be paid with the daily dividend. Any such profits not so paid will be distributed annually during the first quarter following the close of the fiscal year. See ACCOUNT STATEMENTS under PURCHASING SHARES for the statement mailing of dividend information. Information as to the tax status of dividends will be provided annually.

TAXES

FEDERAL INCOME TAX
    The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended, and intends to be so qualified for the current year. By so qualifying, the Fund is not subject to federal income taxes to the extent that it distributes its net investment income and realized capital gains. The Fund also intends to meet the calendar year distribution requirements imposed by the Code to avoid the imposition of any excise tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.


    Distributions of tax-exempt interest income are not includable in the shareholder's gross income for federal income tax purposes. For the fiscal year ended April 30, 1997, all of the Fund's net income was exempt from federal taxes. Distributions of net investment income received by the Fund from investments in securities other than municipal obligations, and any short-term capital gains realized by the Fund, will be taxable to the shareholder as ordinary income whether received in cash or reinvested in additional shares. Distributions of taxable net interest income, if any, will not qualify for the deduction for dividends received by corporations.


    Section 265 of the Code provides that interest paid on indebtedness incurred or continued to purchase or carry obligations the interest on which is tax-exempt, and certain expenses associated with tax-exempt income, are not deductible. It is probable that interest on indebtedness incurred or continued to purchase or carry shares of the Fund is not deductible.

    The Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by "industrial development bonds" or for investors who are "related persons" thereof within the meaning of Section 103 of the Code. Persons who are or may be considered "substantial users" should consult their tax advisers in this matter before purchasing shares of the Fund.

    The Fund intends to use the "average annual" method of allocation in the event the Fund realizes any taxable interest income. Under this approach, the percentage of interest income earned that is deemed to be taxable in any year will be the same for each shareholder who held shares of the Fund at any time during the year.

STATE AND LOCAL TAXES
    The exemption of distributions for federal income tax purposes may not result in similar exemptions under the laws of a particular state or local taxing authority. It is recommended that shareholders consult their tax advisers in this regard. The Fund will report annually the percentage of interest income earned on municipal obligations on a state-by-state basis during the preceding calendar year.

    Shares of the Fund will be exempt from Pennsylvania county personal property taxes.

INVESTMENT MANAGEMENT AGREEMENT

    The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Fund, subject to the supervision and direction of the Fund's Board of Directors.

    The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On April 30, 1997, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $32 billion in assets in various institutional or separately managed (approximately $20,677,606,000) and investment company (approximately $11,935,210,000) accounts.


    Subject to the supervision and direction of the Board of Directors, the Manager makes all investment decisions which are implemented by the Fund's Trading Department.


    The Fund's Investment Management Agreement with the Manager, dated April 3, 1995, was approved by shareholders on March 29, 1995, and remained in effect for an initial two-year period. The Agreement may be further renewed each year only so long as such renewal and continuance are specifically approved at least annually by the directors or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the directors of the Fund, who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the directors of the Fund or by the Manager. The Agreement will terminate automatically in the event of its assignment.



    The annual compensation paid by the Fund for investment management services is equal to 1/2 of 1% of the Fund's average daily net assets, less all directors' fees paid to the unaffiliated directors by the Fund. The Manager pays the salaries of all directors, officers and employees of the Fund who are affiliated with the Manager. Investment management fees paid by the Fund were 0.47% of average daily net assets for the fiscal year ended April 30, 1997.



    On April 30, 1997, the total net assets of the Fund were $34,188,481. Investment management fees paid by the Fund during the past three fiscal years were $220,704 for 1995, $222,243 for 1996 and $167,125 for 1997.



    Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, the Fund is responsible for all of its own expenses. Among others, these include the investment management fees; shareholder servicing, dividend disbursing and transfer agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; the costs of preparing prospectuses and reports sent to shareholders; and the Fund's proportionate share of rent and other administrative expenses. The ratio of expenses to average daily net assets for the fiscal year ended April 30, 1997 was 0.82% for each Class of shares.





DISTRIBUTION AND SERVICE
    The Distributor, Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of Fund shares under a Distribution Agreement dated April 3, 1995. The

Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for any payments which may be made under the 12b-1 Plan for the Consultant Class Shares.


    The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement dated June 29, 1988. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

OFFICERS AND DIRECTORS

    The business and affairs of the Fund are managed under the direction of its Board of Directors.


    Certain officers and directors of the Fund hold identical positions in each of the other funds in the Delaware Group. On May 31, 1997, the Fund's officers and directors, as a group, owned less than 1% of the outstanding shares of the Class A Shares and Consultant Class Shares.

    As of May 31, 1997, management believes the following held 5% or more of the outstanding shares of the Consultant Class Shares: Munn & Sons, Inc., P.O. Box 12350, Philadelphia , PA 19119 held 241,676 shares (16.51%) and Mary E. Gamble and Harvey R. Gamble, Rd 2 Box 112, Centre Hall, PA 16828 held 104,149 shares (7.15%).

    DMH Corp., Delaware Voyageur Holdings, Inc., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, a new Investment Management Agreement between the Fund and the Manager was executed following shareholder approval.


    Directors and principal officers of the Fund are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*WAYNE A. STORK (59)
    CHAIRMAN, PRESIDENT, CHIEF EXECUTIVE OFFICER, DIRECTOR AND/OR TRUSTEE of the Fund, 32 other investment companies in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.
    CHAIRMAN AND DIRECTOR of Delaware Distributors, Inc. and
         Delaware  Capital Management, Inc.
    CHAIRMAN, PRESIDENT, CHIEF EXECUTIVE OFFICER, CHIEF INVESTMENT OFFICER AND
         DIRECTOR of Delaware Management Company, Inc.
    CHAIRMAN, CHIEF EXECUTIVE OFFICER AND DIRECTOR of Delaware International
         Advisers Ltd.
    DIRECTOR of Delaware Service Company, Inc. and Delaware Investment &
         Retirement Services, Inc.
    During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

RICHARD G. UNRUH, JR. (57)
    EXECUTIVE VICE PRESIDENT of the Fund and each of the other 32 investment companies in the Delaware Group.
    EXECUTIVE VICE PRESIDENT AND DIRECTOR of Delaware Management Company, Inc. SENIOR VICE PRESIDENT of Delaware Management Holdings, Inc. and Delaware
         Capital Management, Inc.
    DIRECTOR of Delaware International Advisers Ltd.
    During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

PAUL E. SUCKOW (49)
    EXECUTIVE VICE PRESIDENT/CHIEF INVESTMENT OFFICER, FIXED INCOME of the
         Fund, each of the other 32 investment companies in the Delaware Group and Delaware Management Company, Inc.
    EXECUTIVE VICE PRESIDENT/CHIEF INVESTMENT OFFICER, FIXED INCOME AND
         DIRECTOR of Founders Holdings, Inc.
    SENIOR VICE PRESIDENT/CHIEF INVESTMENT OFFICER, FIXED INCOME of Delaware
         Management Holdings, Inc.
    SENIOR VICE PRESIDENT of Delaware Capital Management, Inc.
    DIRECTOR of Founders CBO Corporation.
    DIRECTOR of HYPPCO Finance Company Ltd.
    Before returning to the Delaware Group in 1993, Mr. Suckow was
         Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for the Delaware Group.



------------------------------
*Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.

WALTER P. BABICH (69)
    DIRECTOR AND/OR TRUSTEE of the Fund and each of the other 32 investment companies in the Delaware Group.
    460 North Gulph Road, King of Prussia, PA  19406.
    BOARD CHAIRMAN, Citadel Constructors, Inc.
    From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from
         1988 to 1991, he was a partner of I&L Investors.

ANTHONY D. KNERR (58)
    DIRECTOR AND/OR TRUSTEE of the Fund and each of the other 32 investment companies in the Delaware Group.
    500 Fifth Avenue, New York, NY  10110.
    FOUNDER AND MANAGING DIRECTOR, Anthony Knerr & Associates.
    From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
         Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

ANN R. LEVEN (56)
    DIRECTOR AND/OR TRUSTEE of the Fund and each of the other 32 investment companies in the Delaware Group.
    785 Park Avenue, New York, NY  10021.
    TREASURER, National Gallery of Art.
    From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the
         Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. THACHER LONGSTRETH (76)
    DIRECTOR AND/OR TRUSTEE of the Fund and each of the other 32 investment companies in the Delaware Group.
    City Hall, Philadelphia, PA  19107.
    PHILADELPHIA CITY COUNCILMAN.

THOMAS F. MADISON (61)
    DIRECTOR AND/OR TRUSTEE of thE Fund and each of the other 32 investment companies in the Delaware Group.
    PRESIDENT AND CHIEF EXECUTIVE OFFICER, MLM Partners, Inc.
    200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402.
    Mr. Madison has also been Chairman of the Board of Communications Holdings, Inc. since 1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

* JEFFREY J. NICK (44)
    DIRECTOR AND/OR TRUSTEE of the Fund and 32 other investment companies in the Delaware Group.
    PRESIDENT, CHIEF EXECUTIVE OFFICER AND DIRECTOR of Lincoln National
         Investment Companies, Inc. From 1992 to 1996, Mr. Nick was Managing Director of Lincoln National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

CHARLES E. PECK (71)
    DIRECTOR AND/OR TRUSTEE of the Fund and each of the other 32 investment companies in the Delaware Group.
    P.O. Box 1102, Columbia, MD  21044.
    SECRETARY/TREASURER, Enterprise Homes, Inc.
    From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The
         Ryland Group, Inc., Columbia, MD.

DAVID K. DOWNES (57)
    EXECUTIVE VICE PRESIDENT/CHIEF OPERATING OFFICER/CHIEF FINANCIAL OFFICER of the Fund, each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.
    EXECUTIVE VICE PRESIDENT, CHIEF OPERATING OFFICER, CHIEF FINANCIAL OFFICER
         AND DIRECTOR of Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc. and Founders Holdings, Inc., Delaware International Holdings Ltd.
    CHAIRMAN AND DIRECTOR of Delaware Management Trust Company.
    CHAIRMAN AND DIRECTOR of Delaware Investment & Retirement Services, Inc. PRESIDENT/CHIEF EXECUTIVE OFFICER/CHIEF FINANCIAL OFFICER AND DIRECTOR of
         Delaware Service Company, Inc.
    SENIOR VICE PRESIDENT/CHIEF ADMINISTRATIVE OFFICER/ CHIEF FINANCIAL OFFICER
         of Delaware Distributors, L.P.
    DIRECTOR of Delaware International Advisers Ltd.
    Before joining the Delaware Group in 1992, Mr. Downes was Chief
         Administrative Officer, Chief Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.



------------------------------
*Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.

GEORGE M. CHAMBERLAIN, JR. (50)
    SENIOR VICE PRESIDENT AND SECRETARY of the Fund, each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Distributors,L.P.
    EXECUTIVE VICE PRESIDENT, SECRETARY AND DIRECTOR of Delaware Management
         Trust Company.
    SENIOR VICE PRESIDENT, SECRETARY AND DIRECTOR of DMH Corp., Delaware
         Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc. and Delaware Capital Management, Inc.
    SECRETARY AND DIRECTOR of Delaware International Holdings Ltd.
    DIRECTOR of Delaware International Advisers Ltd.
    ATTORNEY.
    During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

PATRICK P. COYNE (34)
    VICE PRESIDENT/SENIOR PORTFOLIO MANAGER of the Fund, of nine other investment companies in the Delaware Group and Delaware Management Company, Inc.
    From 1986 to 1990, Mr. Coyne was Vice President/Municipal Trading with
         Kidder Peabody & Co., Inc.
         Mr. Coyne joined the Delaware Group in 1990.

JOSEPH H. HASTINGS (47)
    VICE PRESIDENT/CORPORATE CONTROLLER of the Fund, each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
    CHIEF FINANCIAL OFFICER/TREASURER of Delaware Investment & Retirement
         Services, Inc.
    EXECUTIVE VICE PRESIDENT/CHIEF FINANCIAL OFFICER/TREASURER of Delaware
         Management Trust Company.
    ASSISTANT TREASURER of Founders CBO Corporation.
    1818 Market Street, Philadelphia, PA  19103.
    Before joining the Delaware Group in 1992, Mr. Hastings was Chief Financial
         Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

MICHAEL P. BISHOF (34)
    VICE PRESIDENT/TREASURER of the Fund, each of the other 32 investment companies in the Delaware Group, Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Distributors, L.P., Delaware Service Company, Inc. and Founders Holdings, Inc.
    VICE PRESIDENT/MANAGER OF INVESTMENT ACCOUNTING of Delaware International
         Holdings Ltd.
    ASSISTANT TREASURER of Founders CBO Corporation.
    Before joining the Delaware Group in 1995, Mr. Bishof was a Vice
         President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

    The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from the Fund and the total compensation received from all Delaware Group funds for the fiscal year ended April 30, 1997 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of April 30, 1997.

                                       PENSION OR
                                       RETIREMENT    ESTIMATED        TOTAL
                                        BENEFITS      ANNUAL     COMPENSATION
                          AGGREGATE     ACCRUED       BENEFITS     FROM ALL 33
                       COMPENSATION    AS PART OF       UPON       DELAWARE
NAME                      FROM FUND  FUND EXPENSES   RETIREMENT*   GROUP FUNDS

W. Thacher Longstreth      $1,311         None         $30,000       $53,307
Ann R. Leven               $1,327         None         $30,000       $58,307
Walter P. Babich           $1,324         None         $30,000       $57,307
Anthony D. Knerr           $1,324         None         $30,000       $57,307
Charles E. Peck            $1,311         None         $30,000       $53,307


* Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Group for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement. If an eligible director retired as of April 30, 1997, he or she would be entitled to annual payments totaling $30,000, in the aggregate, from all of the funds in the Delaware Group, based on the number of funds in the Delaware Group as of that date.

EXCHANGE PRIVILEGE

    The exchange privileges available for shareholders of each Class and the shareholders of other classes of other funds in the Delaware Group are set forth in the relevant prospectuses for such classes. The following supplements that information. The Fund may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

    All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

    A shareholder requesting an exchange or purchase will be sent a current prospectus and an exchange authorization form for any of the other mutual funds in the Delaware Group. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered. This feature is available only in states where the fund into which the exchange is being made is registered.

    An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

    In addition, investment advisers and dealers may make exchanges between funds in the Delaware Group on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

TELEPHONE EXCHANGE PRIVILEGE
    Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Group. This service is automatically provided unless the Fund receives written notice from the shareholder to the contrary.

    Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price (net asset value) is determined will be processed the following day. See OFFERING PRICE. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as eligibility and investment minimums, must be met and may entail the payment of a front-end sales charge which will be deducted from the investment. (See the prospectus of the fund desired or inquire by calling the Transfer Agent.)

    The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Group. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

    As described in the Fund's PROSPECTUS, neither the Fund nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.

RIGHT TO REFUSE TIMING ACCOUNTS
    With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Group funds from Timing Firms. The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

RESTRICTIONS ON TIMED EXCHANGES
    Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Group funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delchester Fund, (7) Tax-Free Pennsylvania Fund and (8) Delaware Cash Reserve. No other Delaware Group funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Group funds not listed above may not be reinvested back into that Timing Account. The Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

    The Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.
A shareholder's purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

    Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                    *     *     *

    Following is a summary of the investment objectives of the other Delaware Group funds:

    DELAWARE FUND seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. DEVON FUND seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

    TREND FUND seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.


    VALUE FUND seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential. Retirement Income Fund seeks to provide investors with high current income and an investment that has the potential for capital appreciation.

    DELCAP FUND seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth. Capital Appreciation Fund seeks capital appreciation by investing primarily in equity securities of small to medium-sized companies expected to grow over time and, to a lesser extent, in equity securities of larger, more well established companies presenting growth potential.

    DECATUR INCOME FUND seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. DECATUR TOTAL RETURN FUND seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securitieS. Quantum Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the fund's "Social Criteria" strategy.

    DELCHESTER FUND seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income.


    U.S. GOVERNMENT FUND seeks high current income by investing in primarily long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

    LIMITED-TERM GOVERNMENT FUND seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. U.S. GOVERNMENT MONEY FUND seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

    DELAWARE CASH RESERVE seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

    TAX-FREE USA FUND seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. TAX-FREE INSURED FUND invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. TAX-FREE USA INTERMEDIATE FUND seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

    TAX-FREE PENNSYLVANIA FUND seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.

    INTERNATIONAL EQUITY FUND seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. GLOBAL BOND FUND seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. GLOBAL ASSETS FUND seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. EMERGING MARKETS FUND seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

    ENTERPRISE FUND seeks to provide maximum appreciation of capital by investing in medium-sized companies which have a dominant position within their industry, are undervalued, or have potential for growth in earnings. U.S. GROWTH FUND seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. WORLD GROWTH FUND seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. NEW PACIFIC FUND seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin. FEDERAL BOND FUND seeks to maximize current income consistent with preservation of capital. The fund attempts to achieve this objective by investing primarily in securities issued by the U.S. government, its agencies and instrumentalities. CORPORATE INCOME FUND seeks to provide high current income consistent with preservation of capital. The fund attempts to achieve this objective primarily by investing in a diversified portfolio of investment grade fixed-income securities issued by U.S. corporations.


    DELAWARE GROUP PREMIUM FUND, INC. offers 15 funds available exclusively as funding vehicles for certain insurance company separate accounts. DECATUR TOTAL RETURN SERIES seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. DELCHESTER SERIES seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. CAPITAL RESERVES SERIES seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. CASH RESERVE SERIES seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DELCAP SERIES seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. DELAWARE SERIES seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. INTERNATIONAL EQUITY SERIES seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. VALUE SERIES seeks capital appreciation by investing in small- to mid-cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. EMERGING GROWTH SERIES seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. GLOBAL BOND SERIES seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also
provide the potential for capital appreciation.   Strategic Income Series seeks
high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Trend Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Quantum Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy.



    Delaware-Voyageur US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

    Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

    Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

    Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida Intangible personal property tax. Delaware-

Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas Intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

    Delaware-Voyageur Tax-Free Florida Intermediate Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.


    Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income
tax, consistent with the preservation of capital.   Delaware-Voyageur Tax-Free
California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the wisconsin personal income tax, consistent with the preservation of capital.


    Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

    Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis.

    Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.


    For more complete information about any of the Delaware Group funds, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

    Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION

    The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds in the Delaware Group. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Fund.


    The Manager, or its affiliate Delaware International Advisers Ltd., also manages the investment options for Delaware Medallion[sm] III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers 15 different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Group mutual funds available outside the annuity. See DELAWARE GROUP PREMIUM FUND, INC., above.


    Access persons and advisory persons of the Delaware Group of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to Delaware Management Company, Inc., Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

    The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Group.


    The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Group. Compensation is fixed each year and approved by the Board of Directors, including a majority of the disinterested directors. The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For it's services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Group for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

    The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Fund's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Fund to delete the words "Delaware Group" from the Fund's name.

    Bankers Trust Company, One Bankers Trust Plaza, New York, NY 10006 is custodian of the Fund's securities and cash. As custodian for the Fund, Bankers Trust Company maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

    The legality of the issuance of the shares offered hereby, registered pursuant to Rule 24f-2 under the 1940 Act, has been passed upon for the Fund by Stradley, Ronon, Stevens & Young, LLP, Philadelphia, Pennsylvania.

CAPITALIZATION

    The Fund has a present authorized capitalization of five hundred million shares of capital stock with a $.001 par value per share. The Fund offers two classes of shares, the Tax-Free Money Fund A Class (which prior to January 1992 was known as the original class and between January 1992 and February 1994 was known as Tax-Free Money Fund class), and the Tax-Free Money Fund Consultant Class (which prior to January 1992 was known as the consultant class, between January 1992 and November 1992 was known as the Tax-Free Money Fund (Institutional) class and between November 1992 and February 1994 was known as Tax-Free Money Fund Consultant class), each representing a proportionate interest in the assets of the Fund, and each having the same voting and other rights and preferences as the other class, except that Class A Shares may not vote on any matter affecting the Distribution Plan under Rule 12b-1 of Consultant Class Shares. General expenses of the Fund will be allocated on a pro-rata basis to the classes according to asset size, except that any expenses of the Rule 12b-1 Plan of Consultant Class Shares will be allocated solely to that Class. The Board of Directors has allocated one hundred million shares of the Fund to each Class.


    Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

NONCUMULATIVE VOTING
    FUND SHARES HAVE NONCUMULATIVE VOTING RIGHTS WHICH MEANS THAT THE HOLDERS OF MORE THAN 50% OF THE SHARES OF THE FUND VOTING FOR THE ELECTION OF DIRECTORS CAN ELECT ALL THE DIRECTORS IF THEY CHOOSE TO DO SO, AND, IN SUCH EVENT, THE HOLDERS OF THE REMAINING SHARES WILL NOT BE ABLE TO ELECT ANY DIRECTORS.

    THIS PART B DOES NOT INCLUDE ALL OF THE INFORMATION CONTAINED IN THE REGISTRATION STATEMENT WHICH IS ON FILE WITH THE SECURITIES AND EXCHANGE COMMISSION.

SHAREHOLDERS INQUIRIES
    Shareholders who have questions concerning their accounts or wish to obtain additional information may call the Transfer Agent nationwide at 800-523-1918.

APPENDIX A--DESCRIPTION OF RATINGS

BONDS
    Excerpts from Moody's description of its three highest bond ratings:
Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards. A--possess favorable attributes and are considered "upper medium" grade obligations.

    Excerpts from S&P's description of its three highest bond ratings:
AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances.


    Excerpts from Fitch's description of its three highest bond ratings:
AAA--highest credit quality, obligor has exceptionally strong ability to pay interest and repay principal; AA--very high credit quality, obligor's ability to pay interest and repay principal is very strong; A--high credit quality, obligor's ability to repay interest and repay principal is strong but more vulnerable to adverse economic conditions than higher rated bonds.



COMMERCIAL PAPER
    Excerpts from S&P's description of its two highest commercial paper ratings: A-1+/A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.


    Excerpts from Moody's description of its two highest commercial paper ratings: P-1--the highest grade possessing greatest relative strength; P-2--second highest grade possessing less relative strength than the highest grade.


    Excerpts from Fitch's descriptions of its two highest commercial paper ratings: F-1+/F-1--judged to have very strong credit quality, strongest degree of assurance for timely payment. F-2--judged to be good credit quality with satisfactory degree of assurance of timely payment.


STATE AND MUNICIPAL NOTES
    MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

    MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

FINANCIAL STATEMENTS


    Ernst & Young LLP serves as the independent auditors for the Fund and, in its capacity as such, audits the financial statements contained in the Fund's ANNUAL REPORT. The Fund's STATEMENT OF NET ASSETS, STATEMENT OF OPERATIONS, STATEMENT OF CHANGES IN NET ASSETS, FINANCIAL HIGHLIGHTS and NOTES TO FINANCIAL STATEMENTS, as well as the report of Ernst & Young LLP, independent auditors for the fiscal year ended April 30, 1997, are included in the Fund's ANNUAL REPORT to shareholders. The financial statements, financial highlights, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the ANNUAL REPORT into this PART B.

                                                                     DELAWARE
                                                                      GROUP
                                                                     --------


APPENDIX B--EQUIVALENT YIELDS:  TAX-EXEMPT VERSUS TAXABLE SECURITIES

    The table below shows the effect of the tax status of bonds on the effective yield received by their holders under federal tax laws. It gives the approximate yield a taxable security must earn at various income brackets to produce an after-tax yield equivalent to those of tax-exempt bonds yielding 3%, 4%, 5% and 6%.


                                                            -------------------------------------------

                                                          3.0%*          4.0%*           5.0%*          6.0%*
                                                        FEDERAL        FEDERAL         FEDERAL        FEDERAL
TAXABLE INCOME                           FEDERAL         TAXABLE        TAXABLE       TAXABLE        TAXABLE
SINGLE RETURN          JOINT RETURN    TAX RATES       EQUIVALENT     EQUIVALENT    EQUIVALENT     EQUIVALENT
-------------------------------------------------------------------------------------------------------------------
$0-$24,650              $0-$41,200         15%            3.5%           4.7%           5.9%          7.1%
$24,651-$59,750       $41,201-$99,600      28%            4.2%           5.6%           6.9%          8.3%
$59,751-$124,650     $99,601-$151,750      31%            4.3%           5.8%           7.2%          8.7%
$124,651-$271,050    $151,751-$271,050     36%+           4.7%           6.3%           7.8%          9.4%
Over $271,050          Over $271,050     39.6%+           5.0%           6.6%           8.3%          9.9%
-------------------------------------------------------------------------------------------------------------------



Figures are based on federal tax rates that were in effect as of the date of this PART B. The equivalent yields are calculated on 3%, 4%, 5% and 6% yields on a $1,000 investment. While it is expected that the Fund will invest principally in obligations generating interest exempt from federal income tax, other income received by the Fund may be taxable.

* This should not be considered representative of the Fund's yield at any specific time.


+ For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $271,050. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

    The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific funds, tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.



INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103


SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES,
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103


LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza
New York, NY  10006
--------------------------------------------------------------------------------

TAX-FREE MONEY FUND A CLASS

--------------------------------------------------------------------------------

TAX-FREE MONEY FUND CONSULTANT CLASS

--------------------------------------------------------------------------------


CLASSES OF DELAWARE GROUP
TAX-FREE MONEY FUND, INC.

--------------------------------------------------------------------------------

No Sales Charge





PART B

STATEMENT OF
ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

JUNE 30, 1997

                                        PART C
                                        ------

                                  OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

    (a)  Financial Statements:

         Part A    -    Financial Highlights

        *Part B    -    Statement of Net Assets
                        Statement of Operations
                        Statement of Changes in Net Assets
                        Notes to Financial Statements
                        Accountant's Report

    * The financial statements and Accountant's Report listed above are incorporated into this filing by reference into Part B from the Registrant's Annual Report for the fiscal year ended April 30, 1997.

    (b)  Exhibits:

      (1) ARTICLES OF INCORPORATION. Articles of Incorporation, as amended and supplemented to date, incorporated into this filing by reference to Post-Effective Amendment No. 21 filed June 28, 1996.

      (2) BY-LAWS. By-Laws, as amended to date, incorporated into this filing by reference to Post-Effective Amendment No. 20 filed June 29, 1995.

      (3)     VOTING TRUST AGREEMENT.  Inapplicable.

      (4)     COPIES OF ALL INSTRUMENTS DEFINING THE RIGHTS OF HOLDERS.

              (a) ARTICLES OF INCORPORATION AND ARTICLES SUPPLEMENTARY. Article Second of Articles Supplementary, Article Fifth of Articles of Amendment and Article Eighth of Articles of Amendment, which was subsequently redesignated as Article Ninth of Articles of Amendment, incorporated by reference to Post-Effective Amendment No. 21 filed
                   June 28, 1996.

              (b) BY-LAWS. Article II, Article III, as amended, and Article XIII, which was subsequently redesignated as Article XIV, incorporated into this filing by reference to Post-Effective Amendment No. 20 filed June 29, 1995.

      (5) INVESTMENT MANAGEMENT AGREEMENT. Investment Management Agreement between Delaware Management Company, Inc. and the Registrant dated April 3, 1995 incorporated into this filing by reference to Post-Effective Amendment No. 20 filed June 29, 1995.

      (6)     (a)  DISTRIBUTION AGREEMENT. Executed Distribution Agreement
                   (April 3, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed June 28, 1996.

              (b)  ADMINISTRATION AND SERVICE AGREEMENT.  Form of
                   Administration and Service Agreement (as amended November
                   1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed June 28, 1996.

              (c)  DEALER'S AGREEMENT.  Dealer's Agreement (as amended November
                   1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed June 28, 1996.

              (d) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed June 28, 1996.

      (7)     BONUS, PROFIT SHARING, PENSION CONTRACTS.

              (a) Profit Sharing Plan (November 17, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 20 filed June 29, 1995.

              (b) Amendment to Profit Sharing Plan (December 21, 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed June 28, 1996.

      (8)     CUSTODIAN AGREEMENT.

              (a) Form of Custodian Agreement between the Registrant and Bankers Trust Company (1996) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed June 28, 1996.

      (9)     OTHER MATERIAL CONTRACTS.

              (a) Shareholders Services Agreement (June 29, 1988) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed June 28, 1996.

              (b) Executed Delaware Group of Funds Fund Accounting Agreement between Delaware Service Company, Inc. and the Registrant (August 19, 1996) attached as Exhibit.

                        (i) Executed Amendment No. 1 to (September 30, 1996) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                        (ii) Executed Amendment No. 2 (November 29, 1996) to
                             Schedule A to Delaware Group of Funds Fund
                             Accounting Agreement attached as Exhibit.

                        (iii)Executed Amendment No. 3 (December 27, 1996) to
                             Schedule A to Delaware Group of Funds Fund
                             Accounting Agreement attached as Exhibit.

                        (iv) Executed Amendment No. 4 (February 24, 1997) to
                             Schedule A to Delaware Group of Funds Fund
                             Accounting Agreement attached as Exhibit.

                        (v) Executed Amendment No. 5 (May 1, 1997) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

     (10) OPINION OF COUNSEL. To be filed with letter relating to Rule 24f-2 on or about June 30, 1997.

     (11)     CONSENT OF AUDITORS.  Attached as Exhibit.

     (12)     Inapplicable.


     (13) AGREEMENTS IN CONNECTION WITH INITIAL CAPITAL. Investment Letter of Initial Shareholder originally filed with Pre-Effective Amendment No. 1 on May 28, 1981, attached as Exhibit.


     (14)     Inapplicable.

    *(15) PLAN UNDER RULE 12b-1. Amended Rule 12b-1 Plan for the Consultant Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed June 28, 1996.

     (16)     SCHEDULES OF COMPUTATION FOR EACH PERFORMANCE QUOTATION.

              (a) Incorporated into this filing by reference to Post-Effective Amendment No. 20 filed June 29, 1995.

              (b) Schedules of Computation for each Performance Quotation for periods not previously electronically filed attached as Exhibit.

     (17)     FINANCIAL DATA SCHEDULES.  Attached as Exhibit.

     (18)     Inapplicable.

     (19)     Other: DIRECTORS' POWER OF ATTORNEY.  Incorporated into this filing by reference to Post-Effective Amendment No. 20 filed June 29, 1995.

                     DIRECTOR'S POWER OF ATTORNEY. Power of Attorney for Thomas F. Madison and Jeffrey J. Nick attached as Exhibit.

*Relates to Registrant's Tax-Free Money Fund Consultant Class of shares only.

Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.  None.

Item 26. NUMBER OF HOLDERS OF SECURITIES.

            (1)                                    (2)

                                                 NUMBER OF
    TITLE OF CLASS                               RECORD HOLDERS

    Delaware Group Tax-Free Money Fund, Inc.'s
    Tax-Free Money Fund A Class:
    Common Stock Par Value                       1129 Accounts
    $.001 Per Share                              as of May 31, 1997

    Tax-Free Money Fund Consultant Class:
    Common Stock Par Value                       106 Accounts
    $.001 Per Share                              as of May 31, 1997

Item 27. INDEMNIFICATION. Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed May 28, 1981 and Post-Effective Amendment No. 20 filed June 29, 1995.

Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

    Delaware Management Company, Inc. (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Trend Fund, Inc., Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Income Funds, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Voyageur Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Intermediate Tax Free Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Tax Free Funds, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Income Fund, Inc., Voyageur Minnesota Municipal Income Fund II, Inc. and Voyageur Minnesota Municipal Income Fund III, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds and to certain other investment companies. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see
Item 29 below) and another such company acts as the shareholder servicing, dividend disbursing, accounting services and transfer agent for all of the mutual funds in the Delaware Group.

    The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principle      Positions and Offices with the Manager and its
Business Address *      Affiliates and Other Positions and Offices Held
------------------      -----------------------------------------------

Wayne A. Stork          Chairman of the Board, President, Chief Executive
                        Officer, Chief Investment Officer and Director of
                        Delaware Management Company, Inc.; President, Chief
                        Executive Officer, Chairman of the Board and Director of the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH
                        Corp., Delaware International Holdings Ltd. and
                        Founders Holdings, Inc.; Chairman of the Board and
                        Director of Delaware Distributors, Inc. and Delaware
                        Capital Management, Inc.; Chairman, Chief Executive
                        Officer and Director of Delaware International Advisers
                        Ltd.; and Director of Delaware Service Company, Inc.
                        and Delaware Investment & Retirement Services, Inc.

Richard G. Unruh, Jr.   Executive Vice President and Director of Delaware
                        Management Company, Inc.; Executive Vice President of the Registrant and each of the other funds in the Delaware Group; Senior Vice President of Delaware
                        Management Holdings, Inc. and Delaware Capital
                        Management, Inc; and Director of Delaware International
                        Advisers Ltd.

                        Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

Paul E. Suckow          Executive Vice President/Chief Investment Officer,
                        Fixed Income of Delaware Management Company, Inc., the
                        Registrant and each of the other funds in the Delaware
                        Group; Executive Vice President and Director of
                        Founders Holdings, Inc.; Senior Vice President/Chief
                        Investment Officer, Fixed Income of Delaware Management
                        Holdings, Inc.; Senior Vice President of Delaware
                        Capital Management, Inc.; and Director of Founders CBO
                        Corporation

                        Director, HYPPCO Finance Company Ltd.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle      Positions and Offices with the Manager and its
Business Address *      Affiliates and Other Positions and Offices Held
------------------      -----------------------------------------------

David K. Downes         Executive Vice President, Chief Operating Officer,
                        Chief Financial Officer and Director of Delaware
                        Management Company, Inc., DMH Corp, Delaware
                        Distributors, Inc., Founders Holdings, Inc. and
                        Delaware International Holdings Ltd.; Executive Vice
                        President, Chief Operating Officer and Chief Financial
                        Officer of the Registrant and each of the other funds in the Delaware Group, Delaware Management Holdings,
                        Inc., Founders CBO Corporation and Delaware Capital
                        Management, Inc.; Chairman and Director of Delaware
                        Management Trust Company; President, Chief Executive
                        Officer, Chief Financial Officer and Director of
                        Delaware Service Company, Inc.; Chairman and Director of Delaware Investment & Retirement Services, Inc.;
                        Director of Delaware International Advisers Ltd.; and
                        Senior Vice President, Chief Administrative Officer and
                        Chief Financial Officer of Delaware Distributors, L.P.



                        Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA

George M.               Senior Vice President, Secretary and Director of
Chamberlain, Jr.        Delaware Management Company, Inc., DMH Corp., Delaware
                        Distributors, Inc., Delaware Service Company, Inc.,
                        Founders Holdings, Inc., Delaware Capital Management,
                        Inc. and Delaware Investment & Retirement Services,
                        Inc.; Senior Vice President and Secretary of the
                        Registrant, each of the other funds in the Delaware
                        Group, Delaware Distributors, L.P. and Delaware
                        Management Holdings, Inc.; Executive Vice President,
                        Secretary and Director of Delaware Management Trust
                        Company; Secretary and Director of Delaware
                        International Holdings Ltd.; and Director of Delaware
                        International Advisers Ltd.

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle      Positions and Offices with the Manager and its
Business Address *      Affiliates and Other Positions and Offices Held
------------------      -----------------------------------------------

Richard J. Flannery     Senior Vice President/Corporate and International
                        Affairs of Delaware Management Holdings, Inc., DMH
                        Corp., Delaware Management Company, Inc., Delaware
                        Distributors, Inc., Delaware Distributors, L.P.,
                        Delaware Management Trust Company and Delaware Capital
                        Management, Inc.; Managing Director/Corporate & Tax
                        Affairs of  Delaware Service Company, Inc. and Delaware
                        Investment & Retirement Services, Inc.; Vice President of the Registrant and each of the other funds in the Delaware Group; Senior Vice President/ Corporate and
                        International Affairs and Director of Founders
                        Holdings, Inc. and Delaware International Holdings
                        Ltd.; Senior Vice President of Founders CBO
                        Corporation; and Director of Delaware International
                        Advisers Ltd.

                        Director, HYPPCO Finance Company Ltd.

                        Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof1      Senior Vice President of Delaware Management Company,
                        Inc. and Delaware Distributors, Inc.; Vice President and Treasurer of the Registrant, each of the other funds in the Delaware Group, Delaware Distributors,
                        L.P., Delaware Service Company, Inc. and Founders
                        Holdings, Inc.; Assistant Treasurer of Founders CBO
                        Corporation; and Vice President and Manager of
                        Investment Accounting of Delaware International
                        Holdings Ltd.

Eric E. Miller          Vice President and Assistant Secretary of Delaware
                        Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management
                        Holdings, Inc., DMH Corp., Delaware Distributors, L.P.,
                        Delaware Distributors Inc., Delaware Service Company,
                        Inc., Delaware Management Trust Company, Founders
                        Holdings, Inc., Delaware Capital Management, Inc. and
                        Delaware Investment & Retirement Services, Inc.




* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principle      Positions and Offices with the Manager and its
Business Address *      Affiliates and Other Positions and Offices Held
------------------      -----------------------------------------------

Richelle S. Maestro     Vice President and Assistant Secretary of Delaware
                        Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management
                        Holdings, Inc., Delaware Distributors, L.P., Delaware
                        Distributors, Inc., Delaware Service Company, Inc., DMH
                        Corp., Delaware Management Trust Company, Delaware
                        Capital Management, Inc., Delaware Investment &
                        Retirement Services, Inc. and Founders Holdings, Inc.;
                        Secretary of Founders CBO Corporation; and Assistant
                        Secretary of Delaware International Holdings Ltd.

                        Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

Joseph H. Hastings      Senior Vice President/Corporate Controller and
                        Treasurer of Delaware Management Holdings, Inc., DMH
                        Corp. and Delaware Management Company, Inc.; Senior
                        Vice President and Treasurer of Delaware Distributors,
                        Inc.; Senior Vice President/Corporate Controller of
                        Founders Holdings, Inc.; Vice President and Treasurer of Delaware Capital Management, Inc.; Vice
                        President/Corporate Controller of the Registrant, each of the other funds in the Delaware Group, Delaware
                        Distributors, L.P., Delaware Service Company, Inc., and
                        Delaware International Holdings Ltd.; Executive Vice
                        President, Chief Financial Officer and Treasurer of
                        Delaware Management Trust Company; Chief Financial
                        Officer and Treasurer of Delaware Investment &
                        Retirement Services, Inc.; and Assistant Treasurer of
                        Founders CBO Corporation

Richard Salus2          Vice President/Assistant Controller of Delaware
                        Management Company, Inc.; and Vice President of Delaware
                        Management Trust Company

Bruce A. Ulmer          Vice President/Director of Internal Audit of Delaware
                        Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management
                        Holdings, Inc., DMH Corp. and Delaware Management Trust
                        Company; and Vice President/Internal Audit of Delaware
                        Investment & Retirement Services, Inc.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle      Positions and Offices with the Manager and its
Business Address *      Affiliates and Other Positions and Offices Held
------------------      -----------------------------------------------

Steven T. Lampe3        Vice President/Taxation of Delaware Management Company,
                        Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH
                        Corp., Delaware Distributors, L.P., Delaware
                        Distributors, Inc., Delaware Service Company, Inc.,
                        Delaware Management Trust Company, Founders Holdings,
                        Inc., Founders CBO Corporation, Delaware Capital
                        Management, Inc. and Delaware Investment & Retirement
                        Services, Inc.

Lisa O. Brinkley        Vice President/Compliance of Delaware Management
                        Company, Inc., the Registrant, each of the other funds in the Delaware Group, DMH Corp., Delaware
                        Distributors, L.P., Delaware Distributors, Inc.,
                        Delaware Service Company, Inc., Delaware Management
                        Trust Company, Delaware Capital Management, Inc. and
                        Delaware Investment & Retirement Services, Inc.

Rosemary E. Milner      Vice President/Legal of Delaware Management Company,
                        Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P. and
                        Delaware Distributors, Inc.

Douglas L. Anderson     Vice President/Operations of Delaware Management
                        Company, Inc., Delaware Investment and Retirement
                        Services, Inc. and Delaware Service Company, Inc.; and
                        Vice President/Operations and Director of Delaware
                        Management Trust Company

Michael T. Taggart      Senior Vice President/Facilities Management and
                        Administrative Services of Delaware Management Company,
                        Inc.


Gerald T. Nichols       Vice President/Senior Portfolio Manager of Delaware
                        Management Company, Inc., the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings, Inc.; and Treasurer, Assistant
                        Secretary and Director of Founders CBO Corporation


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principle      Positions and Offices with the Manager and its
Business Address *      Affiliates and Other Positions and Offices Held
------------------      -----------------------------------------------

Gary A. Reed            Vice President/Senior Portfolio Manager of Delaware
                        Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital Management, Inc.

Paul A. Matlack         Vice President/Senior Portfolio Manager of Delaware
                        Management Company, Inc., each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings,
                        Inc.; and President and Director of Founders CBO
                        Corporation.

Patrick P. Coyne        Vice President/Senior Portfolio Manager of Delaware
                        Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital Management, Inc.


Roger A. Early          Vice President/Senior Portfolio Manager of Delaware
                        Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group

Mitchell L. Conery3     Vice President/Senior Portfolio Manager of Delaware
                        Management Company, Inc. and each of the tax-exempt and fixed income funds in the Delaware Group

George H. Burwell       Vice President/Senior Portfolio Manager of Delaware
                        Management Company, Inc., the Registrant and each of the equity funds in the Delaware Group

John B. Fields          Vice President/Senior Portfolio Manager of Delaware
                        Management Company, Inc., the Registrant, each of the equity funds in the Delaware Group and Delaware Capital
                        Management, Inc.

1   SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
2   TAX MANAGER, Price Waterhouse prior to October 1995.
3 INVESTMENT OFFICER, Travelers Insurance prior to January 1997 and RESEARCH ANALYST, CS First Boston Investment Management prior to March 1995.

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Item 29. PRINCIPAL UNDERWRITERS.

    (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

    (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal              Positions and Offices   Positions and Offices
Business Address*               With Underwriter        With Registrant
-----------------------------   ---------------------   -----------------------

Delaware Distributors, Inc.     General Partner         None

Delaware Management
Company, Inc.                   Limited Partner         Investment Manager

Delaware Capital
Management, Inc.                Limited Partner         None

Bruce D. Barton                 President and CEO       None

David K. Downes                 Senior Vice President,  Executive Vice
                                Chief Administrative    President/Chief
                                Officer                 Operating Officer/
                                and Chief Financial     Chief Financial Officer
                                                        Officer


George M. Chamberlain, Jr.      Senior Vice President/  Senior Vice President/
                                Secretary               Secretary

Thomas E. Sawyer                Senior Vice President/  None
                                National Sales Director

William F. Hostler              Senior Vice President/  None
                                Marketing Services

Dana B. Hall                    Senior Vice President/  None
                                Key Accounts

J. Chris Meyer                  Senior Vice President/  None
                                Product Development

Stephen H. Slack                Senior Vice President/Wholesaler
                                None

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal              Positions and Offices   Positions and Offices
Business Address*               With Underwriter        With Registrant
-----------------------------   ---------------------   -----------------------


Henry W. Orvin                  Senior Vice President/  None
                                Eastern Divisional
                                Sales Manager ,
                                Wire/Regional
                                Channel

Richard J. Flannery             Managing Director/      Vice President
                                Corporate
                                & Tax Affairs

Eric E. Miller                  Vice President/         Vice President/
                                Assistant Secretary     Assistant Secretary

Richelle S. Maestro             Vice President/         Vice President/
                                Assistant Secretary     Assistant Secretary

Michael P. Bishof               Vice President/         Vice President/
                                Treasurer               Treasurer

Steven T. Lampe                 Vice President/         Vice President/
                                Taxation                Taxation

Joseph H. Hastings              Vice President/         Vice President/
                                Corporate Controller    Corporate Controller

Lisa O. Brinkley                Vice President/         Vice President/
                                Compliance              Compliance

Rosemary E. Milner              Vice President/Legal    Vice President/Legal

Daniel H. Carlson               Vice President/         None
                                Marketing

Diane M. Anderson               Vice President/         None
                                Retirement Services

Denise F. Guerriere             Vice President/         None
                                Client Services

Julia R. Vander Els             Vice President/         None
                                Client Services

Jerome J. Alrutz                Vice President/         None
                                Client Services

Joanne A. Mettenheimer          Vice President/         None
                                National Accounts

Gregory J. McMillan             Vice President/         None
                                National Accounts


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal              Positions and Offices   Positions and Offices
Business Address*               With Underwriter        With Registrant
-----------------------------   ---------------------   -----------------------


Christopher H. Price            Vice President/         None
                                Annuity Marketing
                                & Administration

Stephen J. DeAngelis            Vice President/Product  None
                                Development

Thomas P. Kennett               Vice President/         None
                                Wholesaler

Susan T. Friestedt              Vice President /        None
                                Customer Service

Dinah J. Huntoon                Vice President/         None
                                Product Management

Soohee Lee                      Vice President/         None
                                Fixed Income
                                Product Management

Ellen M. Krott                  Vice President/         None
                                Communications

Holly W. Reimel                 Vice President/         None
                                Telemarketing

Terrence L. Bussard             Vice President/         None
                                Wholesaler

William S. Carroll              Vice President/         None
                                Wholesaler

William L. Castetter            Vice President/         None
                                Wholesaler

Thomas J. Chadie                Vice President/         None
                                Wholesaler

Thomas C. Gallagher             Vice President/         None
                                Wholesaler

Douglas R. Glennon              Vice President/         None
                                Wholesaler

Christopher L. Johnston         Vice President/         None
                                Wholesaler

William M. Kimbrough            Vice President/         None
                                Wholesaler

Debra Afra Marler               Vice President/         None
                                Wholesaler

Mac McAuliffe                   Vice President/         None
                                Wholesaler

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal              Positions and Offices   Positions and Offices
Business Address*               With Underwriter        With Registrant
-----------------------------   ---------------------   -----------------------


Patrick L. Murphy               Vice President/         None
                                Wholesaler


Philip G. Rickards              Vice President/         None
                                Wholesaler

Laura E. Roman                  Vice President/         None
                                Wholesaler

Michael W. Rose                 Vice President/         None
                                Wholesaler

Thomas E. Sawyer                Vice President/         None
                                Wholesaler

Linda Schulz                    Vice President/         None
                                Wholesaler

Edward B. Sheridan              Vice President/         None
                                Wholesaler

Robert E. Stansbury             Vice President/         None
                                Wholesaler

Larry D. Stone                  Vice President/         None
                                Wholesaler

John A. Wells                   Vice President/         None
                                Marketing Technology


    (c)  Not Applicable.










*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Item 30. LOCATION OF ACCOUNTS AND RECORDS.

    All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31. MANAGEMENT SERVICES.  None.

Item 32. UNDERTAKINGS.

    (a)  Not Applicable.

    (b)  Not Applicable.

    (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

    (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 27th day of June, 1997.

                                  DELAWARE GROUP TAX-FREE MONEY FUND, INC.

                                       By /S/ Wayne A. STork
                                          -----------------------------
                                              Wayne A. Stork
                                  Chairman of the Board, President
                                Chief Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

         SIGNATURE                     TITLE                         DATE
----------------------------      -----------------              -------------

                                 Chairman of the Board,
                                 PresidentChief
/S/ WAYNE A. STORK               Executive Officer and          June 27, 1997
Wayne A. Stork                   Director

                                 Executive Vice President/
                                 Chief Operating
                                 Officer/Chief Financial
                                 Officer (Principal
                                 Financial Officer
                                 and Principal
/S/ DAVID K. DOWNES              Accounting Officer)            June 27, 1997
---------------------------
David K. Downes

/s/Walter P. Babich       *      Director                       June 27, 1997
---------------------------
Walter P. Babich

/s/Anthony D. Knerr       *      Director                       June 27, 1997
---------------------------
Anthony D. Knerr

/s/Ann R. Leven           *      Director                       June 27, 1997
---------------------------
Ann R. Leven

/s/W. Thacher Longstreth  *      Director                       June 27, 1997
---------------------------
W. Thacher Longstreth

/s/Charles E. Peck        *      Director                       June 27, 1997
---------------------------
Charles E. Peck

/S/THOMAS A. MADISON      *      Director                       June 27, 1997
---------------------------
Thomas A. Madison

/S/ JEFFREY J. NICK       *      Director                       June 27, 1997
---------------------------
Jeffrey J. Nick

                       *By    /S/ WAYNE A. STORK
                           --------------------------------
                                    Wayne A. Stork
                               as Attorney-in-Fact for
                            each of the persons indicated

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, DC  20549








                                       Exhibits

                                          to

                                      Form N-1A













               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                  INDEX TO EXHIBITS




Exhibit No.                  Exhibit
-----------                  -------

EX-99.B9B                    Executed Delaware Group of Funds Fund Accounting
                             Agreement between Delaware Service Company, Inc.
                             and the Registrant (August 19, 1996)

EX-99.B9BI


                             Executed Amendment No. 1 to (September 30, 1996) to Schedule A to Delaware Group of Funds Fund Accounting Agreement

EX-99.B9BII                  Executed Amendment No. 2 (November 29, 1996) to
                             Schedule A to Delaware Group of Funds Fund
                             Accounting Agreement

EX-99.B9BIII                 Executed Amendment No. 3 (December 27, 1996) to
                             Schedule A to Delaware Group of Funds Fund
                             Accounting Agreement

EX-99.B9BIV                  Executed Amendment No. 4 (February 24, 1997) to
                             Schedule A to Delaware Group of Funds Fund
                             Accounting Agreement

EX-99.B9BV                   Executed Amendment No.5 (May 1, 1997) to Schedule
                             A to Delaware Group of Funds Fund Accounting
                             Agreement .

EX-99.B11                    Consent and Report of Auditors


EX-99.B13                    Investment Letter of Initial Shareholder


EX-99.B16B                   Schedules of Computation for each Performance
                             Quotation for periods not previously
                             electronically filed

EX-99.B19                    Power of Attorney for Thomas F. Madison and
                             Jeffrey J. Nick

EX-27                        Financial Data Schedules